UNITED STATES

SECURITIES AND EXCHANGE

COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2015 to November 30, 2015

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
November 30, 2015
Classes A, B, C, I, O, R, R6 and W
Domestic Equity and Growth Funds
■
Voya Corporate Leaders® 100 Fund

■
Voya Small Company Fund

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This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Funds. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

The Federal Reserve Takes Action
Dear Shareholder,
As widely expected, the Federal Reserve Board (“Fed”) on December 16, 2015, announced a 0.25% hike in the federal funds rate following the gathering of its policy-making Federal Open Market Committee (“FOMC”), bringing the interest rate target to 0.25 – 0.50%. In the statement accompanying the central bank’s unanimous decision to raise interest rates, the Fed cited considerable improvement in labor market conditions and a reasonable confidence that inflation will approach its 2% objective over the medium term. It also noted that its monetary policy stance remains “accommodative” despite the increase.
The Fed’s decision to begin raising short-term interest rates comes at a time when other major central banks — notably, in Europe, China and Japan — continue to provide massive amounts of support to their economies and are biased more toward further accommodation than anything else. The disruptions that potentially may emerge from this divergence in central bank policies is something that will demand close attention from the Fed.
Though the Fed finally has introduced the first fed funds increase in nearly ten years, many of the same risks and opportunities persist in the markets. The economic backdrop continues to induce uncertainty, which could lead to periods of intense volatility, in our view. How can investors keep their perspective in such times? Don’t let today’s uncertainties distract you from focusing on your long-term goals, and don’t risk compromising your goals for the sake of avoiding volatility now. Keep your portfolio well-diversified and thoroughly discuss any prospective changes with your financial advisor before you take action.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your financial advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,

Shaun Mathews
President and Chief Executive Officer
December 21, 2015
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

Market Perspective: Six Months Ended November 30, 2015

Our fiscal year started with global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, up 7.30% in 2015. Equity market interest had recently moved from the U.S. to Europe with the advent of the European Central Bank’s (“ECB”) quantitative easing program. But from there, attention moved East and in August an unexpected announcement from China re-awakened other concerns, sending global stocks on a roller-coaster ride, at the end of which the Index stood 2.76% lower for the fiscal half-year. (The Index returned -3.97% for the six-months ended November 30, 2015, measured in U.S. dollars.)
U.S. economic data was mixed in what was still a rather pedestrian recovery. A disappointing October employment report was followed by a very strong one in November showing that 271,000 jobs had been created the previous month. Sluggish annual wage growth improved to 2.5%, which doesn’t sound like much, but it was the best since 2009. The unemployment rate fell to 5.0%. Gross domestic product (“GDP”), initially held back by the effects of another harsh winter, rebounded to 3.9% in the second quarter of 2015, before an inventory downturn pegged it back to 2.1% in the third. Industrial production was uneven, while retail sales were still showing no acceleration despite lower gasoline prices.
Superimposed on this was the prospect of rising U.S. interest rates. The Federal Open Market Committee (“FOMC”) had not increased rates for nine years and many feared that it would feel pressed to act before the economy was really ready. But when on September 17 the FOMC left rates unchanged, citing weakness overseas, investors seemed unnerved at this new narrative rather than relieved. Perhaps sensing a credibility problem, the FOMC, tried to re-set expectations, hinting in October that a December increase was a distinct possibility. The strong November employment report may have settled the issue.
Internationally, as noted, the ECB had at last implemented a program of quantitative easing in March. Before long the economic data started to look a little less weak: the unemployment rate ticked down to 10.8%, core inflation edged above 1.0% and GDP rose 1.6% year-over-year in the third quarter of 2015. In October ECB President Draghi promised to review the program in December, a signal that it would be intensified. Sentiment suffered in the early months of the period when the integrity of the euro zone itself was threatened, as Greece wrangled over the terms of its bailout. Creditors stood firm and facing ejection, Greece finally accepted even stricter terms.
Annual GDP growth in China decelerated to 7.0% in the first and second quarters of 2015, the slowest in six years. But to many commentators 7.0% was suspiciously close to government targets and perhaps overstated. They watched nervously as the Shanghai Stock Exchange Composite Index (“Shanghai Composite”) soared 64% in 2015 by June 12, fueled by retail savings and margin debt. The Shanghai Composite was already in retreat when on August 11, global commodities and equity markets were shaken as China announced a 2% devaluation of the yuan, suggesting that the Chinese economy, the largest single contributor to global growth in recent years, was indeed weaker than had previously been admitted. By August 26 the Shanghai Composite was down 43% from its peak. But gradually the feeling grew that concerns had been overdone. The Bank of China lowered interest rates and eased bank reserve requirements and by the end of November the Shanghai Composite had regained nearly a quarter of its losses.
In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) slipped 0.12% in the six months through November, while the Barclays U.S. Treasury Bond sub-index added 0.08%. Indices of riskier classes fared worse: the Barclays U.S. Corporate Investment Grade Bond sub-index lost 0.83%, while the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) sagged 5.80%. Reflecting another kind of risk, the Barclays Global Inflation Linked U.S. TIPS Index lost 1.96% as inflationary expectations receded.
U.S. equities, represented by the S&P 500® Index including dividends, edged down 0.21% over the fiscal half-year, within which August represented the worst month since September 2011, while October was the strongest since October 2011. The consumer discretionary sector did best over the six months, rising 6.70%. The most challenged sector was understandably energy, slumping 11.30%. S&P 500® earnings per share, dragged down by the energy sector, recorded their first year-over-year decline since 2012 in the second quarter of 2015, despite continuing high levels of share buybacks, and declined again the third. Shares of companies with smaller market capitalizations lagged: the Russell MidCap® Index fell 4.08% and the Russell 2000® Index fell 3.21%.
In currencies, “divergence” became the word on the experts’ lips to describe the prospect of the U.S. starting to raise interest rates just as the ECB ratcheted up its quantitative easing program. Unsurprisingly the dollar rose 4.04% against the euro. It rose less, 1.41%, against the pound, as the UK is much closer to raising rates than the euro zone. The dollar’s gains against the yen had been made before the period started and it fell 0.84% over the six months.
International markets fell sharply after the events in August, with a partial recovery in the last two months. The MSCI Japan® Index fell 6.14% for the half-year, despite renewed optimism about the profitability and governance of Japanese corporations. The MSCI Europe ex UK® Index was cushioned by the introduction and probable expansion of quantitative easing, plus the declining euro that went with it and lost just 1.35%. The MSCI UK® Index, burdened by its large, losing holdings in the energy, materials and banking sectors, dropped 7.79%.
Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Barclays Global Inflation Linked U.S. TIPS Index	The index measures the performance of the US Treasury Inflation Protected Securities (TIPS) market.
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
Russell 2000® Index	An unmanaged index that measures the performance of securities of small U.S. companies.
Russell Midcap® Index	An unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 26% of the total market capitalization of the Russell 1000® Index.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
Shanghai Stock Exchange Composite Index	A capitalization-weighted index. The index tracks the daily price performance of all A-shares and B-shares listed on the Shanghai Stock Exchange. The index was developed on December 19, 1990 with a base value of 100.

Voya Corporate Leaders® 100 Fund	Portfolio Managers’ Report

Sector Diversification as of November 30, 2015 (as a percentage of net assets)

Financials	15.6%
Information Technology	15.0%
Consumer Discretionary	14.0%
Industrials	13.9%
Health Care	13.7%
Consumer Staples	10.3%
Energy	9.0%
Materials	3.4%
Telecommunication Services	1.9%
Utilities	1.7%
Assets in Excess of Other Liabilities*	1.5%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Voya Corporate Leaders® 100 Fund (the “Fund” or “Corporate Leaders® 100”) seeks to outperform the S&P 500® Index. Under normal market conditions, the Fund invests primarily in equity securities of issuers listed on the S&P 100 Index. The Fund is managed by Vincent Costa, CFA, Steve Wetter and Kai Yee Wong, Portfolio Managers, of Voya Investment Management Co. LLC (“Voya IM”) — the Sub-Adviser.
Performance: For the six-month period ended November 30, 2015, the Fund’s Class A shares, excluding sales charges, provided a total return of -0.88% compared to the S&P 500® Index, which returned -0.21% for the same period.
Portfolio Specifics: For the reporting period, the Fund underperformed the S&P 500® Index due to unfavorable stock selection. On the sector level, portfolio holdings within the energy, information technology and financial sectors detracted the most value. Among the key individual detractors were not owning benchmark name Alphabet Inc. and overweight positions in Kinder Morgan Inc. and Anadarko Petroleum Corporation. Conversely, portfolio holdings in the consumer discretionary, materials and health care sectors contributed the most to relative performance. Among the largest individual contributors were overweight positions in Apple Inc., Raytheon Company and NIKE, Inc.
The Fund’s investment strategy follows a strict quantitative approach. It starts by holding equal-weighted positions in the stocks of the S&P 100 Index at the beginning of each calendar quarter (implying that each holding represents approximately 1% of the portfolio). On a quarterly basis, if the value of a security rises by more than 50%, the position size immediately is reduced to 1%, and if the value of a security of falls more than 30%, the position is eliminated. The Fund is rebalanced quarterly in order to realign the strategy’s holdings to its initial 1% weightings.
Top Ten Holdings as of November 30, 2015* (as a percentage of net assets)

Du Pont E I de Nemours & Co.	1.3%
Amazon.com, Inc.	1.2%
Dow Chemical Co.	1.1%
Norfolk Southern Corp.	1.1%
Devon Energy Corp.	1.1%
Microsoft Corp.	1.1%
Alphabet, Inc.	1.1%
Allergan plc	1.1%
General Motors Co.	1.1%
Texas Instruments, Inc.	1.1%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
As of the end of the reporting period, the strategy’s largest sector overweights were in the industrials and energy sectors; the strategy’s largest sector underweight was information technology. Sector exposures are purely a function of the strategy’s quantitative investment discipline, however, and are not actively managed.
Current Strategy and Outlook: Because the Fund follows a strict, rule-driven investment process, applied to a universe of securities that is limited to the stocks included in the S&P 100 Index, it does not employ any other security selection methodologies. It therefore does not make use of any investment outlook or strategic positioning.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Portfolio Managers’ Report	Voya Small Company Fund

Sector Diversification as of November 30, 2015 (as a percentage of net assets)

Financials	25.3%
Information Technology	17.5%
Industrials	16.1%
Consumer Discretionary	12.5%
Health Care	12.3%
Materials	4.8%
Energy	2.6%
Consumer Staples	2.5%
Utilities	2.3%
Exchange-Traded Funds	1.8%
Assets in Excess of Other Liabilities*	2.3%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Voya Small Company Fund (the “Fund” or “Small Company”) seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations. The Fund is managed by Joseph Basset, CFA, and James Hasso, Portfolio Managers, of Voya Investment Management Co. LLC (“Voya IM”) — the Sub-Adviser.*
Performance: For the six-month period ended November 30, 2015, the Fund’s Class A shares, excluding sales charges, provided a total return of  -0.87% compared to the Russell 2000® Index (the “Index” or “Russell 2000®”), which returned -3.21% for the same period.
Portfolio Specifics: The Fund outperformed the Index for the period due to favorable stock selection. In particular, stock selection within the capital goods, health care equipment and services and diversified financials sectors contributed the most to performance. By contrast, stock selection within the consumer services and the semiconductors sectors, as well as an underweight allocation to and stock selection within the banks sector, was a notable headwind during the period. In addition, while an underweight allocation to the energy sector was positive, stock selection within the sector detracted value.
The main individual contributors to performance were Aerie Pharmaceuticals, Inc. and Universal Forest Products, Inc.
Within the pharmaceutical and biotechnology sector, owning an overweight in Aerie Pharmaceuticals, Inc. contributed positively to performance. Shares continue to rise after the company received positive results from its second Phase 3 trial for its glaucoma treatment, Rhopressa.
An overweight position in Universal Forest Products, Inc., a company that provides capital, management and administrative resources to subsidiaries that supply wood products, contributed to performance during the period. Shares reacted positively to strong third quarter 2015 results in addition to anticipated continued growth going forward. Furthermore, given its solid balance sheet, we believe that Universal Forest Products, Inc. is well-positioned for future acquisitions.
Top Ten Holdings as of November 30, 2015* (as a percentage of net assets)

iShares Russell 2000 Index Fund	1.8%
Clarcor, Inc.	1.1%
STERIS PLC	1.0%
Littelfuse, Inc.	1.0%
Blackhawk Network Holdings, Inc.	1.0%
Orbital ATK, Inc.	1.0%
MB Financial, Inc.	1.0%
Healthsouth Corp.	1.0%
Greatbatch, Inc.	1.0%
j2 Global, Inc.	1.0%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
Key detractors from performance were Blount International, Inc. and Tetraphase Pharmaceuticals, Inc.
Within the capital goods sector, an overweight position in Blount International, Inc., a manufacturer of goods for the logging, yard care and general contractor industries, detracted from performance. Underperformance was largely driven by lowered guidance due to weakness in the agricultural markets, declining backlog and continued currency headwinds.
An overweight position in Tetraphase Pharmaceuticals, Inc., a biopharmaceutical company which focuses on next-generation tetracycline antibiotics, detracted value during the period. Tetraphase Pharmaceuticals, Inc.’s drug Eravacyline failed in its second pivotal Phase III trials to exceed its primary endpoints causing the share price to fall.
Current Strategy and Outlook: We continue to monitor changes occurring globally, actions at central banks and overall economic data. Our Fund positioning has not changed significantly. We seek to remain nimble and continue to focus on quality companies, such as those that, in our opinion, have strong managements, solid balance sheets and good cash flow generation capabilities. Going forward, we believe the Fund is well positioned, as we think that investors will continue to focus on companies’ fundamentals due to ongoing economic uncertainty.

*
Effective June 30, 2015, Steve Salopek retired from Voya Investment Management Co. LLC.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from June 1, 2015 to November 30, 2015. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2015*	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2015*
Voya Corporate Leaders® 100 Fund
Class A	$1,000.00	$991.20	0.81%	$4.03	$1,000.00	$1,020.95	0.81%	$4.09
Class B	1,000.00	986.70	1.60	7.95	1,000.00	1,017.00	1.60	8.07
Class C	1,000.00	987.80	1.35	6.71	1,000.00	1,018.25	1.35	6.81
Class I	1,000.00	992.30	0.49	2.44	1,000.00	1,022.55	0.49	2.48
Class O	1,000.00	990.60	0.85	4.23	1,000.00	1,020.75	0.85	4.29
Class R	1,000.00	989.50	1.10	5.47	1,000.00	1,019.50	1.10	5.55
Class R6	1,000.00	992.30	0.48	2.39	1,000.00	1,022.60	0.48	2.43
Class W	1,000.00	992.30	0.56	2.79	1,000.00	1,022.20	0.56	2.83
Voya Small Company Fund
Class A	$1,000.00	$991.30	1.35%	$6.72	$1,000.00	$1,018.25	1.35%	$6.81
Class B	1,000.00	988.10	2.10	10.44	1,000.00	1,014.50	2.10	10.58
Class C	1,000.00	987.90	2.10	10.44	1,000.00	1,014.50	2.10	10.58
Class I	1,000.00	992.90	1.04	5.18	1,000.00	1,019.80	1.04	5.25
Class O	1,000.00	991.90	1.35	6.72	1,000.00	1,018.25	1.35	6.81
Class R6	1,000.00	993.40	0.97	4.83	1,000.00	1,020.15	0.97	4.90
Class W	1,000.00	992.90	1.10	5.48	1,000.00	1,019.50	1.10	5.55

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2015 (Unaudited)

	Voya Corporate Leaders® 100 Fund	Voya Small Company Fund
ASSETS:
Investments in securities at fair value+*	$893,066,141	$485,778,132
Short-term investments at fair value**	11,057,068	20,135,040
Total investments at fair value	$904,123,209	$505,913,172
Cash	398	60,795
Cash collateral for futures	401,310	—
Receivables:
Investment securities sold	—	2,966,505
Fund shares sold	2,003,095	434,667
Dividends	2,268,739	402,049
Prepaid expenses	52,689	39,909
Reimbursement due from manager	70,929	30,490
Other assets	45,386	23,418
Total assets	908,965,755	509,871,005
LIABILITIES:
Payable for investment securities purchased	—	3,016,341
Payable for fund shares redeemed	1,387,883	468,359
Payable upon receipt of securities loaned	—	8,371,040
Payable for investment management fees	353,250	365,401
Payable for distribution and shareholder service fees	171,636	19,001
Payable to trustees under the deferred compensation plan (Note 6)	45,386	23,418
Payable for trustee fees	4,471	2,612
Other accrued expenses and liabilities	263,182	201,296
Total liabilities	2,225,808	12,467,468
NET ASSETS	$906,739,947	$497,403,537
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$728,218,177	$378,907,913
Undistributed (distributions in excess of) net investment income	12,688,510	(277,093)
Accumulated net realized gain (loss)	(52,986,656)	68,911,892
Net unrealized appreciation	218,819,916	49,860,825
NET ASSETS	$906,739,947	$497,403,537
+ Including securities loaned at value	$—	$8,114,024
* Cost of investments in securities	$674,717,532	$435,917,306
** Cost of short-term investments	$11,057,068	$20,135,040
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2015 (Unaudited) (Continued)

	Voya Corporate Leaders® 100 Fund	Voya Small Company Fund
Class A
Net assets	$321,245,901	$62,896,190
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	17,896,870	3,927,505
Net asset value and redemption price per share†	$17.95	$16.01
Maximum offering price per share (5.75%)(1)	$19.05	$16.99
Class B
Net assets	$1,225,978	$255,464
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	68,591	18,160
Net asset value and redemption price per share†	$17.87	$14.07
Class C
Net assets	$112,411,627	$7,053,553
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	6,313,495	507,685
Net asset value and redemption price per share†	$17.80	$13.89
Class I
Net assets	$286,318,613	$403,118,333
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	15,920,993	22,248,074
Net asset value and redemption price per share	$17.98	$18.12
Class O
Net assets	$84,432,630	$2,181,251
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	4,709,952	136,355
Net asset value and redemption price per share	$17.93	$16.00
Class R
Net assets	$47,213,828	n/a
Shares authorized	100,000,000	n/a
Par value	$0.001	n/a
Shares outstanding	2,647,045	n/a
Net asset value and redemption price per share	$17.84	n/a
Class R6
Net assets	$7,023,249	$20,667,488
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	390,378	1,139,364
Net asset value and redemption price per share	$17.99	$18.14
Class W
Net assets	$46,868,121	$1,231,258
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	2,604,864	68,106
Net asset value and redemption price per share	$17.99	$18.08

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2015 (Unaudited)

	Voya Corporate Leaders® 100 Fund	Voya Small Company Fund
INVESTMENT INCOME:
Dividends	$10,486,509	$2,598,925
Securities lending income, net	2,995	102,544
Total investment income	10,489,504	2,701,469
EXPENSES:
Investment management fees	2,137,280	2,409,700
Distribution and shareholder service fees:
Class A	387,650	69,058
Class B	6,448	1,589
Class C	532,532	33,959
Class O	105,064	2,782
Class R	112,634	—
Transfer agent fees:
Class A	196,104	45,317
Class B	808	261
Class C	67,458	5,571
Class I	64,100	317,554
Class O	53,064	1,826
Class R	28,541	—
Class R6	87	216
Class W	35,337	1,100
Shareholder reporting expense	45,420	37,515
Registration fees	72,511	47,070
Professional fees	35,952	23,988
Custody and accounting expense	82,865	40,605
Trustee fees	13,415	7,836
Miscellaneous expense	24,507	17,241
Interest expense	559	101
Total expenses	4,002,336	3,063,289
Net waived and reimbursed fees	(525,344)	(224,230)
Net expenses	3,476,992	2,839,059
Net investment income (loss)	7,012,512	(137,590)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,619,954)	27,007,543
Futures	(451,907)	—
Net realized gain (loss)	(2,071,861)	27,007,543
Net change in unrealized appreciation (depreciation) on:
Investments	(15,198,884)	(32,532,207)
Futures	416,916	—
Net change in unrealized appreciation (depreciation)	(14,781,968)	(32,532,207)
Net realized and unrealized loss	(16,853,829)	(5,524,664)
Decrease in net assets resulting from operations	$(9,841,317)	$(5,662,254)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Corporate Leaders® 100 Fund		Voya Small Company Fund
	Six Months Ended November 30, 2015	Year Ended May 31, 2015	Six Months Ended November 30, 2015	Year Ended May 31, 2015
FROM OPERATIONS:
Net investment income (loss)	$7,012,512	$10,516,542	$(137,590)	$119,899
Net realized gain (loss)	(2,071,861)	2,332,219	27,007,543	71,305,140
Net change in unrealized appreciation (depreciation)	(14,781,968)	54,834,313	(32,532,207)	(8,835,344)
Increase (decrease) in net assets resulting from operations	(9,841,317)	67,683,074	(5,662,254)	62,589,695
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(2,540,754)	—	—
Class B	—	—	—	—
Class C	—	(553,073)	—	—
Class I	—	(3,431,205)	—	(1,980,815)
Class O	—	(766,768)	—	(156)
Class R	—	(300,143)	—	—
Class R6	—	(38)	—	(105,195)
Class W	—	(213,292)	—	(4,061)
Net realized gains:
Class A	—	—	—	(4,385,871)
Class B	—	—	—	(62,186)
Class C	—	—	—	(650,435)
Class I	—	—	—	(40,867,903)
Class O	—	—	—	(218,180)
Class R6	—	—	—	(1,756,522)
Class W	—	—	—	(97,029)
Total distributions	—	(7,805,273)	—	(50,128,353)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	128,746,600	496,737,840	67,391,624	123,520,845
Reinvestment of distributions	—	6,289,031	—	49,354,072
	128,746,600	503,026,871	67,391,624	172,874,917
Cost of shares redeemed	(131,690,787)	(219,786,547)	(115,091,694)	(186,743,433)
Net increase (decrease) in net assets resulting from capital share transactions	(2,944,187)	283,240,324	(47,700,070)	(13,868,516)
Net increase (decrease) in net assets	(12,785,504)	343,118,125	(53,362,324)	(1,407,174)
NET ASSETS:
Beginning of year or period	919,525,451	576,407,326	550,765,861	552,173,035
End of year or period	$906,739,947	$919,525,451	$497,403,537	$550,765,861
Distributions in excess of net investment income/ Accumulated net investment loss at end of year or period	$12,688,510	$5,675,998	$(277,093)	$(139,503)

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Corporate Leaders® 100 Fund
Class A
11-30-15	18.11	0.14•	(0.30)	(0.16)	—	—	—	—	—	17.95	(0.88)	0.91	0.81	0.81	1.53	321,246	15
05-31-15	16.65	0.24•	1.39	1.63	0.17	—	—	0.17	—	18.11	9.80	0.93	0.83	0.83	1.37	314,471	28
05-31-14	13.99	0.19	2.64	2.83	0.17	—	—	0.17	—	16.65	20.37	0.97	0.90	0.90	1.28	248,851	14
05-31-13	10.99	0.19•	3.02	3.21	0.16	0.05	—	0.21	—	13.99	29.58	0.96	0.90	0.90	1.56	200,599	23
05-31-12	11.34	0.15•	(0.33)	(0.18)	0.17	—	—	0.17	—	10.99	(1.46)	1.85	0.90	0.90	1.43	7,431	92
05-31-11	9.15	0.19•	2.19	2.38	0.19	—	—	0.19	—	11.34	26.17	1.72	0.90†	0.90†	1.85†	8,785	33
Class B
11-30-15	18.11	0.06•	(0.30)	(0.24)	—	—	—	—	—	17.87	(1.33)	1.66	1.60	1.60	0.72	1,226	15
05-31-15	16.62	0.10•	1.39	1.49	—	—	—	—	—	18.11	8.97	1.68	1.62	1.62	0.56	1,443	28
05-31-14	13.95	0.08•	2.64	2.72	0.05	—	—	0.05	—	16.62	19.55	1.72	1.65	1.65	0.53	1,976	14
05-31-13	10.94	0.08	3.04	3.12	0.06	0.05	—	0.11	—	13.95	28.71	1.71	1.65	1.65	0.79	1,989	23
05-31-12	11.28	0.08	(0.34)	(0.26)	0.08	—	—	0.08	—	10.94	(2.23)	2.60	1.65	1.65	0.70	258	92
05-31-11	9.10	0.12•	2.17	2.29	0.11	—	—	0.11	—	11.28	25.28	2.47	1.65†	1.65†	1.17†	230	33
Class C
11-30-15	18.02	0.09•	(0.31)	(0.22)	—	—	—	—	—	17.80	(1.22)	1.66	1.35	1.35	1.01	112,412	15
05-31-15	16.60	0.15•	1.39	1.54	0.12	—	—	0.12	—	18.02	9.31	1.68	1.37	1.37	0.87	106,971	28
05-31-14	13.97	0.12•	2.63	2.75	0.12	—	—	0.12	—	16.60	19.78	1.72	1.40	1.40	0.79	51,134	14
05-31-13	10.98	0.12	3.03	3.15	0.11	0.05	—	0.16	—	13.97	28.94	1.71	1.40	1.40	1.05	26,086	23
05-31-12	11.36	0.07	(0.32)	(0.25)	0.13	—	—	0.13	—	10.98	(2.15)	2.60	1.65	1.65	0.71	1,346	92
05-31-11	9.10	0.12•	2.17	2.29	0.03	—	—	0.03	—	11.36	25.23	2.47	1.65†	1.65†	1.22†	681	33
Class I
11-30-15	18.12	0.16•	(0.30)	(0.14)	—	—	—	—	—	17.98	(0.77)	0.58	0.49	0.49	1.84	286,319	15
05-31-15	16.65	0.30•	1.39	1.69	0.22	—	—	0.22	—	18.12	10.20	0.56	0.50	0.50	1.72	292,927	28
05-31-14	13.99	0.24•	2.64	2.88	0.22	—	—	0.22	—	16.65	20.75	0.58	0.58	0.58	1.60	152,651	14
05-31-13	10.98	0.25•	2.98	3.23	0.17	0.05	—	0.22	—	13.99	29.85	0.61	0.60	0.60	1.96	98,747	23
05-31-12	11.34	0.18	(0.33)	(0.15)	0.21	—	—	0.21	—	10.98	(1.22)	1.60	0.65	0.65	1.69	85	92
05-31-11	9.15	0.22•	2.18	2.40	0.21	—	—	0.21	—	11.34	26.47	1.43	0.61†	0.61†	2.12†	80	33
Class O
11-30-15	18.10	0.13•	(0.30)	(0.17)	—	—	—	—	—	17.93	(0.94)	0.91	0.85	0.85	1.49	84,433	15
05-31-15	16.63	0.24	1.39	1.63	0.16	—	—	0.16	—	18.10	9.83	0.93	0.87	0.87	1.32	87,028	28
05-31-14	13.97	0.20	2.63	2.83	0.17	—	—	0.17	—	16.63	20.39	0.97	0.90	0.90	1.28	82,276	14
05-31-13	10.98	0.19•	3.02	3.21	0.17	0.05	—	0.22	—	13.97	29.63	0.96	0.90	0.90	1.56	70,197	23
03-23-12(4) - 05-31-12	11.70	0.04•	(0.76)	(0.72)	—	—	—	—	—	10.98	(6.15)	1.85	0.90	0.90	1.62	3	92
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Corporate Leaders® 100 Fund (continued)
Class R
11-30-15	18.03	0.11•	(0.30)	(0.19)	—	—	—	—	—	17.84	(1.05)	1.16	1.10	1.10	1.26	47,214	15
05-31-15	16.58	0.19•	1.39	1.58	0.13	—	—	0.13	—	18.03	9.57	1.18	1.12	1.12	1.09	45,882	28
05-31-14	13.94	0.16•	2.64	2.80	0.16	—	—	0.16	—	16.58	20.17	1.22	1.15	1.15	1.04	31,958	14
05-31-13	10.98	0.16•	3.02	3.18	0.17	0.05	—	0.22	—	13.94	29.35	1.21	1.15	1.15	1.27	17,650	23
03-23-12(4) - 05-31-12	11.70	0.04•	(0.76)	(0.72)	—	—	—	—	—	10.98	(6.15)	2.10	1.15	1.15	2.15	3	92
Class R6
11-30-15	18.13	0.17•	(0.31)	(0.14)	—	—	—	—	—	17.99	(0.77)	0.54	0.48	0.48	1.88	7,023	15
10-01-14(4) - 05-31-15	17.02	0.33•	1.00	1.33	0.22	—	—	0.22	—	18.13	7.85	0.66	0.48	0.48	1.86	4,696	28
Class W
11-30-15	18.13	0.15•	(0.29)	(0.14)	—	—	—	—	—	17.99	(0.77)	0.66	0.56	0.56	1.74	46,868	15
05-31-15	16.67	0.31•	1.36	1.67	0.21	—	—	0.21	—	18.13	10.09	0.68	0.58	0.58	1.74	66,109	28
05-31-14	14.02	0.24•	2.63	2.87	0.22	—	—	0.22	—	16.67	20.58	0.72	0.65	0.65	1.53	7,561	14
05-31-13	11.01	0.21•	3.03	3.24	0.18	0.05	—	0.23	—	14.02	29.82	0.71	0.65	0.65	1.69	2,420	23
05-31-12	11.36	0.18•	(0.32)	(0.14)	0.21	—	—	0.21	—	11.01	(1.14)	1.60	0.65	0.65	1.67	1,840	92
05-31-11	9.17	0.21•	2.19	2.40	0.21	—	—	0.21	—	11.36	26.40	1.47	0.65†	0.65†	2.08†	2,167	33
Voya Small Company Fund
Class A
11-30-15	16.15	(0.02)•	(0.12)	(0.14)	—	—	—	—	—	16.01	(0.87)	1.40	1.35	1.35	(0.30)	62,896	27
05-31-15	16.01	(0.04)	1.72	1.68	—	1.54	—	1.54	—	16.15	11.10	1.35	1.34	1.34	(0.24)	48,797	34
05-31-14	15.08	(0.01)	2.55	2.54	—	1.61	—	1.61	—	16.01	17.12	1.35	1.35	1.35	(0.05)	51,543	34
05-31-13	13.04	0.01	3.16	3.17	—	1.13	—	1.13	—	15.08	25.86	1.41	1.41	1.41	0.08	51,827	55
05-31-12	14.65	(0.03)	(0.87)	(0.90)	—	0.71	—	0.71	—	13.04	(5.80)	1.48	1.48	1.48	(0.18)	56,759	60
05-31-11	11.70	(0.03)	2.98	2.95	—	—	—	—	—	14.65	25.21	1.47	1.47†	1.47†	(0.20)†	87,730	68
Class B
11-30-15	14.24	(0.08)•	(0.09)	(0.17)	—	—	—	—	—	14.07	(1.19)	2.15	2.10	2.10	(1.07)	255	27
05-31-15	14.39	(0.14)•	1.53	1.39	—	1.54	—	1.54	—	14.24	10.30	2.10	2.09	2.09	(0.99)	430	34
05-31-14	13.79	(0.12)•	2.33	2.21	—	1.61	—	1.61	—	14.39	16.29	2.10	2.10	2.10	(0.81)	830	34
05-31-13	12.10	(0.09)•	2.91	2.82	—	1.13	—	1.13	—	13.79	24.93	2.16	2.16	2.16	(0.68)	1,032	55
05-31-12	13.76	(0.14)	(0.81)	(0.95)	—	0.71	—	0.71	—	12.10	(6.55)	2.23	2.23	2.23	(0.93)	1,255	60
05-31-11	11.07	(0.11)•	2.80	2.69	—	—	—	—	—	13.76	24.30	2.22	2.22†	2.22†	(0.93)†	2,071	68
Class C
11-30-15	14.06	(0.07)•	(0.10)	(0.17)	—	—	—	—	—	13.89	(1.21)	2.15	2.10	2.10	(1.06)	7,054	27
05-31-15	14.23	(0.13)	1.50	1.37	—	1.54	—	1.54	—	14.06	10.27	2.10	2.09	2.09	(0.99)	6,658	34
05-31-14	13.66	(0.11)	2.29	2.18	—	1.61	—	1.61	—	14.23	16.23	2.10	2.10	2.10	(0.80)	6,452	34
05-31-13	11.99	(0.09)	2.89	2.80	—	1.13	—	1.13	—	13.66	25.01	2.16	2.16	2.16	(0.67)	5,607	55
05-31-12	13.64	(0.12)	(0.82)	(0.94)	—	0.71	—	0.71	—	11.99	(6.54)	2.23	2.23	2.23	(0.93)	5,119	60
05-31-11	10.98	(0.11)•	2.77	2.66	—	—	—	—	—	13.64	24.23	2.22	2.22†	2.22†	(0.95)†	7,128	68
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Fund (continued)
Class I
11-30-15	18.25	(0.00)*	(0.13)	(0.13)	—	—	—	—	—	18.12	(0.71)	1.13	1.04	1.04	(0.01)	403,118	27
05-31-15	17.91	0.01	1.94	1.95	0.07	1.54	—	1.61	—	18.25	11.50	1.12	1.04	1.04	0.06	463,005	34
05-31-14	16.66	0.04	2.82	2.86	—	1.61	—	1.61	—	17.91	17.43	1.14	1.04	1.04	0.26	475,469	34
05-31-13	14.29	0.07	3.49	3.56	0.05	1.14	—	1.19	—	16.66	26.40	1.16	1.04	1.04	0.45	415,044	55
05-31-12	15.95	0.04	(0.96)	(0.92)	0.03	0.71	—	0.74	—	14.29	(5.42)	1.19	1.04	1.04	0.25	278,353	60
05-31-11	12.69	0.02	3.24	3.26	—	—	—	—	—	15.95	25.69	1.19	1.07†	1.07†	0.19†	280,576	68
Class O
11-30-15	16.13	(0.02)•	(0.11)	(0.13)	—	—	—	—	—	16.00	(0.81)	1.40	1.35	1.35	(0.31)	2,181	27
05-31-15	15.99	(0.04)	1.72	1.68	0.00*	1.54	—	1.54	—	16.13	11.12	1.35	1.34	1.34	(0.24)	2,303	34
05-31-14	15.07	(0.01)	2.54	2.53	—	1.61	—	1.61	—	15.99	17.07	1.35	1.35	1.35	(0.05)	2,308	34
05-31-13	13.03	0.01	3.16	3.17	—	1.13	—	1.13	—	15.07	25.88	1.41	1.41	1.41	0.08	2,095	55
05-31-12	14.64	(0.03)	(0.87)	(0.90)	—	0.71	—	0.71	—	13.03	(5.80)	1.48	1.48	1.48	(0.20)	1,844	60
05-31-11	11.69	(0.02)	2.97	2.95	—	—	—	—	—	14.64	25.24	1.47	1.47†	1.47†	(0.21)†	2,446	68
Class R6
11-30-15	18.26	0.01	(0.13)	(0.12)	—	—	—	—	—	18.14	(0.66)	0.99	0.97	0.97	0.07	20,667	27
05-31-15	17.93	0.03	1.93	1.96	0.09	1.54	—	1.63	—	18.26	11.53	0.97	0.96	0.96	0.13	28,149	34
05-31-14	16.66	0.05	2.83	2.88	—	1.61	—	1.61	—	17.93	17.56	0.99	0.99	0.99	0.33	14,579	34
05-31-13(4) - 05-31-13	16.66	0.00*	0.00*	0.00*	—	—	—	—	—	16.66	0.00	1.04	1.04	1.04	0.51	3	55
Class W
11-30-15	18.21	(0.01)	(0.12)	(0.13)	—	—	—	—	—	18.08	(0.71)	1.15	1.10	1.10	(0.07)	1,231	27
05-31-15	17.88	0.00*	1.93	1.93	0.06	1.54	—	1.60	—	18.21	11.40	1.10	1.09	1.09	0.01	1,425	34
05-31-14	16.64	0.03	2.82	2.85	—	1.61	—	1.61	—	17.88	17.39	1.10	1.10	1.10	0.17	991	34
05-31-13	14.26	0.05	3.48	3.53	0.01	1.14	—	1.15	—	16.64	26.24	1.16	1.16	1.16	0.33	992	55
05-31-12	15.93	0.01	(0.96)	(0.95)	0.01	0.71	—	0.72	—	14.26	(5.62)	1.23	1.23	1.23	0.05	1,287	60
05-31-11	12.69	0.00*	3.24	3.24	—	—	—	—	—	15.93	25.53	1.22	1.22†	1.22†	0.01†	1,698	68

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†
Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Series Fund, Inc. (the “Company”) is a company incorporated under the laws of Maryland on June 17, 1991 and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. There are six separate active investment series which comprise the Company. The two series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Corporate Leaders® 100 Fund (“Corporate Leaders® 100”) and Voya Small Company Fund (“Small Company”), each a diversified series of the Company.
Each Fund offers at least seven or more of the following classes of shares: Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable.
Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase. Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

for the relevant asset in accordance with procedures adopted by the Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included following the Summary Portfolios of Investments.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Fund has a significant amount of Level 3 investments.
For the period ended November 30, 2015, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, a Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Credit Risk. The price of a bond and other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons, or if the issuer is late (or defaults) in paying interest or principal.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a Fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an anticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and other countries outside of the European Union) is implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

meantime, central clearing and related requirements expose a Fund to new kinds of costs and risks.
E. Foreign Currency Transactions and Futures Contracts. For the purposes of hedging only, each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Funds may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Funds’ assets are valued.
Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Funds’ Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Funds’ Statements of Operations. Realized gains (losses) are reported in the Funds’ Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended November 30, 2015, Corporate Leaders® 100 purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Funds are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Funds’ securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended November 30, 2015 Corporate Leaders® 100 had an average notional value on futures contracts purchased of  $7,097,027. Please refer to the table following the Summary Portfolio of Investments for open futures contracts for Corporate Leaders® 100 at November 30, 2015.
F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends annually. Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.
H. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.
J. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
K. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended November 30, 2015, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were as follows:
	Purchases	Sales
Corporate Leaders® 100	$131,793,586	$135,815,241
Small Company	137,248,896	184,457,514
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. Voya Investments oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:
Fund	As a Percentage of Average Daily Net Assets
Corporate Leaders® 100	0.500% on the first $500 million; 0.450% on the next $500 million; and 0.400% in excess of $1 billion
Small Company(1)	0.950% on the first $250 million; 0.900% on the next $250 million; 0.875% on the next $250 million; 0.850% on the next $1.25 billion; and 0.825% in excess of $2 billion

(1)
The Investment Adviser is contractually obligated to waive 0.02% of the management fee for Small Company through January 1, 2017. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES
Each share class of the Funds (except as noted below) has a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is compensated by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Distributor. Under the 12b-1 Plans, each class of shares, with the exception of Class I, Class R6, and Class W, of the Funds pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:
	Class A	Class B	Class C	Class O	Class R
Corporate Leaders® 100	0.25%	1.00%	1.00%(1)	0.25%	0.50%
Small Company	0.25%	1.00%	1.00%	0.25%	N/A

(1)
The Distributor has agreed to waive 0.25% of the distribution fee through October 1, 2016. Termination or modification of this contractual waiver requires approval by the Board.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A, and Class C shares. For the period ended November 30, 2015, the Distributor retained the following amounts in sales charges:
	Class A	Class C
Initial Sales Charges:
Corporate Leaders® 100	$50,507	$—
Small Company	2,439	—
Contingent Deferred Sales Charges:
Corporate Leaders® 100	$13	$2,483
Small Company	52	—
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At November 30, 2015, the following direct or indirect, wholly-owned subsidiary of Voya Financial Inc. or affiliated investment company owned more than 5% of the following Funds:
Subsidiary	Fund	Percentage
Voya Institutional Trust Company	Corporate Leaders® 100	6.34%
	Small Company	6.84
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Funds’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Funds’ equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Funds have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors, as described in the Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the director under the Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of directors’ fees under the Plan will not affect net assets of the Fund, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.
NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At November 30, 2015, the following Fund had the following payable included in Other Accrued Expenses and Liabilities of the Statements of Assets and Liabilities that exceeded 5% of total liabilities:
Fund	Accrued Expenses	Amount
Corporate Leaders® 100	Transfer Agent	$153,746
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
	Class A	Class B	Class C	Class I	Class O	Class R	Class R6	Class W
Corporate Leaders® 100	0.90%	1.65%	1.45%	0.65%	0.90%	1.15%	0.65%	0.65%
Small Company	1.50%	2.25%	2.25%	1.25%	1.50%	N/A	1.04%	1.25%
Pursuant to side letter agreements, through October 1, 2016, the Investment Adviser has further lowered the expense limits for the following Funds. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreements will continue. Termination or modification of these obligations requires approval by the Board.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

	Class A	Class B	Class C	Class I	Class O	Class R	Class R6	Class W
Corporate Leaders® 100	0.81%	1.65%	1.45%	0.49%	0.90%	1.15%	0.48%	0.56%
Small Company(1)	1.35%	2.10%	2.10%	1.04%	1.35%	N/A	1.04%	1.10%

(1)
Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

The Investment Adviser may at a later date recoup from a Fund for class specific fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of November 30, 2015, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	November 30,			Total
	2016	2017	2018
Corporate Leaders® 100	$—	$132,202	$496,980	$629,182
Small Company	724	—	—	724
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of November 30, 2015, are as follows:
	November 30,			Total
	2016	2017	2018
Corporate Leaders® 100
Class A	152,802	167,319	130,861	450,982
Class B	1,552	841	—	2,393
	November 30,			Total
	2016	2017	2018
Class C	20,379	19,348	—	39,727
Class I	—	9,094	65,002	74,096
Class O	52,701	34,278	—	86,979
Class R	12,912	12,761	—	25,673
Class R6	—	3	1,212	1,215
Class W	2,391	5,702	21,951	30,044
Small Company
Class I	460,761	380,196	27,935	868,892
Each Expense Limitation Agreement is contractual through October 1, 2016 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Each Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Funds utilized the line of credit during the period ended November 30, 2015:
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Corporate Leaders® 100	8	$2,154,625	1.14%

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Corporate Leaders® 100
Class A
11/30/2015	2,050,995	—	—	(1,514,143)	536,852	36,233,279	—	—	(26,665,658)	9,567,621
5/31/2015	4,930,358	—	128,121	(2,641,462)	2,417,017	87,039,513	—	2,225,359	(46,317,202)	42,947,670

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Corporate Leaders® 100 (continued)
Class B
11/30/2015	—	—	—	(11,082)	(11,082)	—	—	—	(198,563)	(198,563)
5/31/2015	423	—	—	(39,610)	(39,187)	7,399	—	—	(688,151)	(680,752)
Class C
11/30/2015	881,431	—	—	(505,090)	376,341	15,446,250	—	—	(8,886,616)	6,559,634
5/31/2015	3,309,528	—	20,588	(472,602)	2,857,514	57,931,194	—	356,574	(8,269,904)	50,017,864
Class I
11/30/2015	2,853,646	—	—	(3,098,257)	(244,611)	50,437,540	—	—	(54,536,216)	(4,098,676)
5/31/2015	14,742,568	—	182,859	(7,925,747)	6,999,680	259,984,954	—	3,172,607	(141,130,783)	122,026,778
Class O
11/30/2015	139,643	—	—	(239,056)	(99,413)	2,451,855	—	—	(4,210,826)	(1,758,971)
5/31/2015	432,295	—	1,767	(570,820)	(136,758)	7,572,160	—	30,683	(9,994,286)	(2,391,443)
Class R
11/30/2015	242,732	—	—	(140,863)	101,869	4,230,336	—	—	(2,469,661)	1,760,675
5/31/2015	848,560	—	16,904	(247,482)	617,982	14,812,794	—	292,610	(4,351,408)	10,753,996
Class R6
11/30/2015	271,011	—	—	(139,662)	131,349	4,712,291	—	—	(2,351,099)	2,361,192
10/1/2014(1) - 5/31/2015	265,935	—	2	(6,908)	259,029	4,743,843	—	38	(124,717)	4,619,164
Class W
11/30/2015	860,611	—	—	(1,901,465)	(1,040,854)	15,235,049	—	—	(32,372,148)	(17,137,099)
5/31/2015	3,676,966	—	12,156	(496,921)	3,192,201	64,645,983	—	211,160	(8,910,096)	55,947,047
Small Company
Class A
11/30/2015	1,341,128	—	—	(434,886)	906,242	20,827,075	—	—	(6,883,261)	13,943,814
5/31/2015	236,768	—	278,096	(713,335)	(198,471)	3,791,837	—	4,227,055	(11,469,615)	(3,450,723)
Class B
11/30/2015	—	—	—	(12,040)	(12,040)	—	—	—	(168,293)	(168,293)
5/31/2015	504	—	3,960	(31,923)	(27,459)	6,782	—	53,264	(457,253)	(397,207)
Class C
11/30/2015	72,909	—	—	(38,588)	34,321	1,007,000	—	—	(527,995)	479,005
5/31/2015	54,006	—	44,454	(78,573)	19,887	757,221	—	590,351	(1,102,947)	244,625
Class I
111/30/2015	2,331,002	—	—	(5,459,649)	(3,128,647)	41,658,722	—	—	(96,205,571)	(54,546,849)
5/31/2015	5,362,517	—	2,479,335	(9,005,961)	(1,164,109)	96,771,772	—	42,520,595	(162,735,691)	(23,443,324)
Class O
11/30/2015	3,301	—	—	(9,710)	(6,409)	52,522	—	—	(150,272)	(97,750)
5/31/2015	26,035	—	—	(27,609)	(1,574)	408,897	—	—	(441,912)	(33,015)
Class R6
11/30/2015	208,994	—	—	(611,095)	(402,101)	3,727,803	—	—	(10,862,769)	(7,134,966)
5/31/2015	1,171,612	—	108,492	(551,717)	728,387	21,151,124	—	1,861,717	(10,212,308)	12,800,533
Class W
11/30/2015	6,494	—	—	(16,647)	(10,153)	118,502	—	—	(293,533)	(175,031)
5/31/2015	35,054	—	5,905	(18,129)	22,830	633,212	—	101,090	(323,707)	410,595

(1)
Commencement of operations.

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S.
government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund.
The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2015:
Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$963,425	$(963,425)	$—
Deutsche Bank Securities Inc.	1,835,534	(1,835,534)	—
Goldman, Sachs & Co.	59,700	(59,700)	—
JP Morgan Clearing Corp	726,821	(726,821)	—
Morgan Stanley & Co. LLC	2,228,381	(2,228,381)	—
RBC Dominion Securities Inc	2,052,389	(2,052,389)	—
UBS Securities LLC.	247,773	(247,773)	—
Total	$8,114,024	$(8,114,024)	$—

(1)
Collateral with a fair value of  $8,371,040 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The Funds paid no dividends or distributions during the six months ended November 30, 2015. The tax composition of dividends and distributions to shareholders during the year ended May 31, 2015 was as follows:
	Ordinary Income	Long-term Capital Gains
Corporate Leaders® 100	$7,805,273	$—
Small Company	9,159,424	40,968,929
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2015 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Late Year Ordinary Losses Deferred	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Corporate Leaders® 100	$5,718,979	$—	$—	$225,638,607	$(42,951,518)*	2017
Small Company	4,866,559	40,007,652	(115,238)	81,615,420	(730,750)	2016
					(730,750)	2017
					(730,750)	2018
					$(2,192,250)*

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of November 30, 2015, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2010.
NOTE 13 — SUBSEQUENT EVENTS
Dividends: Subsequent to November 30, 2015, the Funds declared and paid dividends and distributions of:
	Type	Per Share Amount	Payable Date	Record Date
Corporate Leaders® 100
Class A	NII	$0.2624	December 18, 2015	December 16, 2015
Class B	NII	$0.0889	December 18, 2015	December 16, 2015
Class C	NII	$0.1773	December 18, 2015	December 16, 2015
Class I	NII	$0.3166	December 18, 2015	December 16, 2015
Class O	NII	$0.2512	December 18, 2015	December 16, 2015
Class R	NII	$0.2148	December 18, 2015	December 16, 2015
Class R6	NII	$0.3184	December 18, 2015	December 16, 2015
Class W	NII	$0.2984	December 18, 2015	December 16, 2015
Small Company
Class A	NII	$0.0000	December 18, 2015	December 16, 2015
Class B	NII	$0.0000	December 18, 2015	December 16, 2015
Class C	NII	$0.0000	December 18, 2015	December 16, 2015
Class I	NII	$0.0302	December 18, 2015	December 16, 2015
Class O	NII	$0.0000	December 18, 2015	December 16, 2015
Class R6	NII	$0.0444	December 18, 2015	December 16, 2015
Class W	NII	$0.0198	December 18, 2015	December 16, 2015
All Classes	STCG	$0.2391	December 18, 2015	December 16, 2015
All Classes	LTCG	$2.2859	December 18, 2015	December 16, 2015

NII - Net investment income
STCG - Short-term capital gain
LTCG - Long-term capital gain
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Corporate Leaders® 100 Fund	as of November 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Consumer Discretionary: 14.0%
16,262	Amazon.com, Inc.	$10,810,978	1.2
146,282	Comcast Corp. - Class A	8,902,722	1.0
613,379	Ford Motor Co.	8,789,721	1.0
276,705	General Motors Co.	10,016,721	1.1
71,437	Home Depot, Inc.	9,563,985	1.1
120,804	Lowe’s Cos, Inc.	9,253,586	1.0
82,748	McDonald’s Corp.	9,446,512	1.0
67,404	Nike, Inc.	8,916,201	1.0
144,761	Starbucks Corp.	8,886,878	1.0
312,634	Twenty-First Century Fox, Inc. - Class A	9,225,829	1.0
81,131	Walt Disney Co.	9,205,935	1.0
231,272	Other Securities	24,370,622	2.6
		127,389,690	14.0
	Consumer Staples: 10.3%
203,379	Coca-Cola Co.	8,668,013	1.0
56,124	Costco Wholesale Corp.	9,059,536	1.0
197,647	Mondelez International, Inc.	8,629,268	1.0
86,695	PepsiCo, Inc.	8,683,371	1.0
102,570	Philip Morris International, Inc.	8,963,593	1.0
697,779	Other Securities	48,998,338	5.3
		93,002,119	10.3
	Energy: 9.0%
105,785	Chevron Corp.	9,660,286	1.1
173,201	ConocoPhillips	9,361,514	1.0
221,412	Devon Energy Corp.	10,187,166	1.1
110,540	Exxon Mobil Corp.	9,026,696	1.0
232,582	Halliburton Co.	9,268,393	1.0
125,113	Occidental Petroleum Corp.	9,457,292	1.1
116,729	Schlumberger Ltd.	9,005,642	1.0
444,951	Other Securities	15,450,900	1.7
		81,417,889	9.0
	Financials: 15.6%
144,761	American International Group, Inc.	9,203,904	1.0
525,469	Bank of America Corp.	9,158,925	1.0
209,834	Bank of New York Mellon Corp.	9,199,122	1.0
25,712	Blackrock, Inc.	9,351,969	1.0
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
112,733		Capital One Financial Corp.	$8,850,668	1.0
164,613		Citigroup, Inc.	8,903,917	1.0
46,934		Goldman Sachs Group, Inc.	8,918,399	1.0
134,794		JPMorgan Chase & Co.	8,988,064	1.0
174,062		Metlife, Inc.	8,892,827	1.0
260,109		Morgan Stanley	8,921,739	1.0
198,426		US Bancorp	8,708,917	1.0
158,500		Wells Fargo & Co.	8,733,350	1.0
355,393		Other Securities	33,210,867	3.6
			141,042,668	15.6
		Health Care: 13.7%
204,203		Abbott Laboratories	9,172,799	1.0
152,793		AbbVie, Inc.	8,884,913	1.0
31,998		Allergan plc	10,043,852	1.1
60,276		Amgen, Inc.	9,710,464	1.1
136,828		Bristol-Myers Squibb Co.	9,168,844	1.0
84,023		Gilead Sciences, Inc.	8,903,077	1.0
86,695		Johnson & Johnson	8,777,002	1.0
121,531	@	Medtronic PLC	9,156,146	1.0
165,797		Merck & Co., Inc.	8,788,899	1.0
536,684		Other Securities	41,421,046	4.5
			124,027,042	13.7
		Industrials: 13.9%
56,985		3M Co.	8,922,711	1.0
62,650		Boeing Co.	9,112,442	1.0
125,424		Caterpillar, Inc.	9,112,054	1.0
185,596		Emerson Electric Co.	9,279,800	1.0
56,832		FedEx Corp.	9,010,145	1.0
328,285		General Electric Co.	9,828,853	1.1
87,182		Honeywell International, Inc.	9,062,569	1.0
39,840		Lockheed Martin Corp.	8,731,335	1.0
107,676		Norfolk Southern Corp.	10,235,681	1.1
75,611		Raytheon Co.	9,378,032	1.0
91,682		United Technologies Corp.	8,806,056	1.0
234,876		Other Securities	25,003,077	2.7
			126,482,755	13.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Corporate Leaders® 100 Fund	as of November 30, 2015 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: 15.0%
83,501		Accenture PLC	$8,952,977	1.0
13,558		Alphabet, Inc.	10,068,171	1.1
348,724		EMC Corp.	8,836,666	1.0
93,068	@	Facebook, Inc.	9,701,408	1.1
275,854		Intel Corp.	9,591,443	1.1
90,876		Mastercard, Inc.	8,898,578	1.0
185,682		Microsoft Corp.	10,091,817	1.1
227,146		Oracle Corp.	8,851,880	1.0
263,337	@	PayPal Holdings, Inc.	9,285,263	1.0
169,703		Texas Instruments, Inc.	9,863,138	1.1
117,700		Visa, Inc.	9,299,477	1.0
599,004		Other Securities	32,721,424	3.5
			136,162,242	15.0
		Materials: 3.4%
198,866		Dow Chemical Co.	10,366,885	1.1
169,810		Du Pont E I de Nemours & Co.	11,435,005	1.3
96,484		Monsanto Co.	9,181,417	1.0
			30,983,307	3.4
		Telecommunication Services: 1.9%
251,511		AT&T, Inc.	8,468,375	1.0
185,297		Other Securities	8,421,749	0.9
			16,890,124	1.9
		Utilities: 1.7%
458,822		Other Securities	15,668,305	1.7
		Total Common Stock (Cost $674,717,532)	893,066,141	98.5

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
11,057,068	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.130%†† (Cost $11,057,068)	$11,057,068	1.2
	Total Short-Term Investments (Cost $11,057,068)	11,057,068	1.2
	Total Investments in Securities (Cost $685,774,600)	$904,123,209	99.7
	Assets in Excess of Other Liabilities	2,616,738	0.3
	Net Assets	$906,739,947	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of November 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
††
Rate shown is the 7-day yield as of November 30, 2015.

@
Non-income producing security.

Cost for federal income tax purposes is $695,063,142.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$232,819,366
Gross Unrealized Depreciation	(23,759,299)
Net Unrealized Appreciation	$209,060,067

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$893,066,141	$—	$—	$893,066,141
Short-Term Investments	11,057,068	—	—	11,057,068
Total Investments, at fair value	$904,123,209	$—	$—	$904,123,209
Other Financial Instruments+
Futures	471,306	—	—	471,306
Total Assets	$904,594,515	$—	$—	$904,594,515

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Corporate Leaders® 100 Fund	as of November 30, 2015 (Unaudited) (continued)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

At November 30, 2015, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	98	12/18/15	$10,191,020	$471,306
			$10,191,020	$471,306

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of November 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$471,306
Total Asset Derivatives		$471,306

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended November 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(451,907)
Total	$(451,907)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$416,916
Total	$416,916

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Fund	as of November 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		Consumer Discretionary: 12.5%
151,128		AMC Entertainment Holdings, Inc.	$3,840,162	0.8
43,775		Helen of Troy Ltd.	4,526,773	0.9
53,550		Jack in the Box, Inc.	3,970,197	0.8
55,194		Monro Muffler Brake, Inc.	4,086,564	0.8
39,050		Vail Resorts, Inc.	4,709,430	0.9
1,591,410		Other Securities(a)	41,268,017	8.3
			62,401,143	12.5
		Consumer Staples: 2.5%
95,500		Pinnacle Foods, Inc.	4,158,070	0.8
229,130		Other Securities	8,401,777	1.7
			12,559,847	2.5
		Energy: 2.6%
96,450	@	Carrizo Oil & Gas, Inc.	3,894,651	0.8
1,371,955		Other Securities(a)	8,917,300	1.8
			12,811,951	2.6
		Financials: 25.3%
199,225		Colony Capital, Inc.	4,076,143	0.8
108,941		DCT Industrial Trust, Inc.	4,158,278	0.8
111,763		First American Financial Corp.	4,407,933	0.9
144,625		Great Western Bancorp, Inc.	4,370,567	0.9
97,300		Highwoods Properties, Inc.	4,238,388	0.9
316,950		Investors Bancorp, Inc.	4,063,299	0.8
154,425		Kennedy-Wilson Holdings, Inc.	4,030,492	0.8
138,825		MB Financial, Inc.	4,961,606	1.0
97,850		PacWest Bancorp	4,600,907	0.9
96,275		PrivateBancorp, Inc.	4,246,690	0.9
272,975		Radian Group, Inc.	3,889,894	0.8
238,025		Sterling Bancorp/DE	4,174,959	0.8
116,675		Webster Financial Corp.	4,691,502	1.0
2,108,541		Other Securities	69,761,024	14.0
			125,671,682	25.3
		Health Care: 12.3%
83,275	@	Greatbatch, Inc.	4,833,281	1.0
140,150		Healthsouth Corp.	4,931,879	1.0
80,200		Hill-Rom Holdings, Inc.	4,082,982	0.8
68,209	@	STERIS PLC	5,209,803	1.0
53,950	@	WellCare Health Plans, Inc.	4,449,796	0.9
1,112,116		Other Securities(a)	37,837,713	7.6
			61,345,454	12.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: 16.1%
146,525		ABM Industries, Inc.	$4,347,397	0.9
171,600		Actuant Corp.	4,248,816	0.8
111,579		Barnes Group, Inc.	4,298,023	0.9
89,250		Beacon Roofing Supply, Inc.	3,817,222	0.8
101,750		Clarcor, Inc.	5,375,453	1.1
86,500		On Assignment, Inc.	4,037,820	0.8
58,000		Orbital ATK, Inc.	4,982,780	1.0
58,246		Toro Co.	4,489,019	0.9
82,600		Watts Water Technologies, Inc.	4,585,126	0.9
1,254,126		Other Securities	39,828,559	8.0
			80,010,215	16.1
		Information Technology: 17.5%
130,860	@	Advanced Energy Industries, Inc.	3,817,186	0.8
107,254	@	Blackhawk Network Holdings, Inc.	5,078,477	1.0
38,370		CACI International, Inc.	3,846,976	0.8
117,032	@	Cardtronics, Inc.	4,401,574	0.9
111,075	@	Commvault Systems, Inc.	4,551,854	0.9
117,735	@	Cornerstone OnDemand, Inc.	4,227,864	0.8
59,725		j2 Global, Inc.	4,806,071	1.0
47,600		Littelfuse, Inc.	5,167,456	1.0
107,025		Microsemi Corp.	3,853,970	0.8
154,875	@	Q2 Holdings, Inc.	4,255,965	0.9
129,775	@	QLIK Technologies, Inc.	4,128,143	0.8
44,875	@	WEX, Inc.	4,230,366	0.9
1,331,313		Other Securities	34,524,777	6.9
			86,890,679	17.5
		Materials: 4.8%
259,600		Commercial Metals Co.	3,839,484	0.8
118,300		HB Fuller Co.	4,709,523	0.9
71,800		Minerals Technologies, Inc.	4,418,572	0.9
383,200		Other Securities	10,825,667	2.2
			23,793,246	4.8
		Utilities: 2.3%
262,400		Other Securities	11,302,620	2.3
		Total Common Stock (Cost $427,138,760)	476,786,837	95.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Fund	as of November 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.8%
75,500	iShares Russell 2000 Index Fund	$8,991,295	1.8
	Total Exchange-Traded Funds (Cost $8,778,546)	8,991,295	1.8
	Total Long-Term Investments (Cost $435,917,306)	485,778,132	97.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
	Securities Lending Collateralcc: 1.7%
1,988,140	Citigroup, Inc., Repurchase Agreement dated 11/30/15, 0.13%, due 12/01/15 (Repurchase Amount $1,988,147, collateralized by various U.S. Government Agency Obligations, 0.000%- 11.500%, Market Value plus accrued interest $2,027,903, due 12/15/15-04/01/51)	1,988,140	0.4
1,988,140	HSBC Securities USA, Repurchase Agreement dated 11/30/15, 0.10%, due 12/01/15 (Repurchase Amount $1,988,145, collateralized by various U.S. Government Agency Obligations, 0.000%- 7.250%, Market Value plus accrued interest $2,027,910, due 01/15/16-07/15/37)	1,988,140	0.4
1,988,140	Millenium Fixed Income Ltd., Repurchase Agreement dated 11/30/15, 0.16%, due 12/01/15 (Repurchase Amount $1,988,149, collateralized by various U.S. Government Securities, 1.500%- 3.625%, Market Value plus accrued interest $2,027,903, due 03/31/21-02/15/44)	1,988,140	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,988,140	Nomura Securities, Repurchase Agreement dated 11/30/15, 0.12%, due 12/01/15 (Repurchase Amount $1,988,147, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 10.500%, Market Value plus accrued interest $2,027,903, due 12/17/15-09/20/65)	$1,988,140	0.4
418,480	Royal Bank of Canada, Repurchase Agreement dated 11/30/15, 0.09%, due 12/01/15 (Repurchase Amount $418,481, collateralized by various U.S. Government Agency Obligations, 1.750%- 7.000%, Market Value plus accrued interest $426,850, due 04/20/25-05/20/65)	418,480	0.1
		8,371,040	1.7
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.3%
11,764,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.130%†† (Cost $11,764,000)	11,764,000	2.3
	Total Short-Term Investments (Cost $20,135,040)	20,135,040	4.0
	Total Investments in Securities (Cost $456,052,346)	$505,913,172	101.7
	Liabilities in Excess of Other Assets	(8,509,635)	(1.7)
	Net Assets	$497,403,537	100.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Fund	as of November 30, 2015 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of November 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of November 30, 2015.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $456,566,216.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$84,279,367
Gross Unrealized Depreciation	(34,932,411)
Net Unrealized Appreciation	$49,346,956

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$476,786,837	$—	$—	$476,786,837
Exchange-Traded Funds	8,991,295	—	—	8,991,295
Short-Term Investments	11,764,000	8,371,040	—	20,135,040
Total Investments, at fair value	$497,542,132	$8,371,040	$—	$505,913,172

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com

SAR-DE1         (1115-012216)

Semi-Annual Report
November 30, 2015
Classes A, B, C, I, O, R and W
Domestic Equity Fund
■
Voya Mid Cap Value Advantage Fund

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Fund. The Fund’s Forms N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Form N-Q, as well as a complete portfolio of investments, is available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

The Federal Reserve Takes Action
Dear Shareholder,
As widely expected, the Federal Reserve Board (“Fed”) on December 16, 2015, announced a 0.25% hike in the federal funds rate following the gathering of its policy-making Federal Open Market Committee (“FOMC”), bringing the interest rate target to 0.25 – 0.50%. In the statement accompanying the central bank’s unanimous decision to raise interest rates, the Fed cited considerable improvement in labor market conditions and a reasonable confidence that inflation will approach its 2% objective over the medium term. It also noted that its monetary policy stance remains “accommodative” despite the increase.
The Fed’s decision to begin raising short-term interest rates comes at a time when other major central banks — notably, in Europe, China and Japan — continue to provide massive amounts of support to their economies and are biased more toward further accommodation than anything else. The disruptions that potentially may emerge from this divergence in central bank policies is something that will demand close attention from the Fed.
Though the Fed finally has introduced the first fed funds increase in nearly ten years, many of the same risks and opportunities persist in the markets. The economic backdrop continues to induce uncertainty, which could lead to periods of intense volatility, in our view. How can investors keep their perspective in such times? Don’t let today’s uncertainties distract you from focusing on your long-term goals, and don’t risk compromising your goals for the sake of avoiding volatility now. Keep your portfolio well-diversified and thoroughly discuss any prospective changes with your financial advisor before you take action.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your financial advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,

Shaun Mathews
President and Chief Executive Officer
December 21, 2015
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

Market Perspective: Six Months Ended November 30, 2015

Our fiscal year started with global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, up 7.30% in 2015. Equity market interest had recently moved from the U.S. to Europe with the advent of the European Central Bank’s (“ECB”) quantitative easing program. But from there, attention moved East and in August an unexpected announcement from China re-awakened other concerns, sending global stocks on a roller-coaster ride, at the end of which the Index stood 2.76% lower for the fiscal half-year. (The Index returned -3.97% for the six-months ended November 30, 2015, measured in U.S. dollars.)
U.S. economic data was mixed in what was still a rather pedestrian recovery. A disappointing October employment report was followed by a very strong one in November showing that 271,000 jobs had been created the previous month. Sluggish annual wage growth improved to 2.5%, which doesn’t sound like much, but it was the best since 2009. The unemployment rate fell to 5.0%. Gross domestic product (“GDP”), initially held back by the effects of another harsh winter, rebounded to 3.9% in the second quarter of 2015, before an inventory downturn pegged it back to 2.1% in the third. Industrial production was uneven, while retail sales were still showing no acceleration despite lower gasoline prices.
Superimposed on this was the prospect of rising U.S. interest rates. The Federal Open Market Committee (“FOMC”) had not increased rates for nine years and many feared that it would feel pressed to act before the economy was really ready. But when on September 17 the FOMC left rates unchanged, citing weakness overseas, investors seemed unnerved at this new narrative rather than relieved. Perhaps sensing a credibility problem, the FOMC, tried to re-set expectations, hinting in October that a December increase was a distinct possibility. The strong November employment report may have settled the issue.
Internationally, as noted, the ECB had at last implemented a program of quantitative easing in March. Before long the economic data started to look a little less weak: the unemployment rate ticked down to 10.8%, core inflation edged above 1.0% and GDP rose 1.6% year-over-year in the third quarter of 2015. In October ECB President Draghi promised to review the program in December, a signal that it would be intensified. Sentiment suffered in the early months of the period when the integrity of the euro zone itself was threatened, as Greece wrangled over the terms of its bailout. Creditors stood firm and facing ejection, Greece finally accepted even stricter terms.
Annual GDP growth in China decelerated to 7.0% in the first and second quarters of 2015, the slowest in six years. But to many commentators 7.0% was suspiciously close to government targets and perhaps overstated. They watched nervously as the Shanghai Stock Exchange Composite Index (“Shanghai Composite”) soared 64% in 2015 by June 12, fueled by retail savings and margin debt. The Shanghai Composite was already in retreat when on August 11, global commodities and equity markets were shaken as China announced a 2% devaluation of the yuan, suggesting that the Chinese economy, the largest single contributor to global growth in recent years, was indeed weaker than had previously been admitted. By August 26 the Shanghai Composite was down 43% from its peak. But gradually the feeling grew that concerns had been overdone. The Bank of China lowered interest rates and eased bank reserve requirements and by the end of November the Shanghai Composite had regained nearly a quarter of its losses.
In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) slipped 0.12% in the six months through November, while the Barclays U.S. Treasury Bond sub-index added 0.08%. Indices of riskier classes fared worse: the Barclays U.S. Corporate Investment Grade Bond sub-index lost 0.83%, while the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) sagged 5.80%. Reflecting another kind of risk, the Barclays Global Inflation Linked U.S. TIPS Index lost 1.96% as inflationary expectations receded.
U.S. equities, represented by the S&P 500® Index including dividends, edged down 0.21% over the fiscal half-year, within which August represented the worst month since September 2011, while October was the strongest since October 2011. The consumer discretionary sector did best over the six months, rising 6.70%. The most challenged sector was understandably energy, slumping 11.30%. S&P 500® earnings per share, dragged down by the energy sector, recorded their first year-over-year decline since 2012 in the second quarter of 2015, despite continuing high levels of share buybacks, and declined again the third. Shares of companies with smaller market capitalizations lagged: the Russell MidCap® Index fell 4.08% and the Russell 2000® Index fell 3.21%.
In currencies, “divergence” became the word on the experts’ lips to describe the prospect of the U.S. starting to raise interest rates just as the ECB ratcheted up its quantitative easing program. Unsurprisingly the dollar rose 4.04% against the euro. It rose less, 1.41%, against the pound, as the UK is much closer to raising rates than the euro zone. The dollar’s gains against the yen had been made before the period started and it fell 0.84% over the six months.
International markets fell sharply after the events in August, with a partial recovery in the last two months. The MSCI Japan® Index fell 6.14% for the half-year, despite renewed optimism about the profitability and governance of Japanese corporations. The MSCI Europe ex UK® Index was cushioned by the introduction and probable expansion of quantitative easing, plus the declining euro that went with it and lost just 1.35%. The MSCI UK® Index, burdened by its large, losing holdings in the energy, materials and banking sectors, dropped 7.79%.
Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays Global Inflation Linked U.S. TIPS Index	The index measures the performance of the U.S. Treasury Inflation Protected Securities (TIPS) market.
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
Russell 2000® Index	An unmanaged index that measures the performance of securities of small U.S. companies.
Russell Midcap® Index	An unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 26% of the total market capitalization of the Russell 1000® Index.
Russell Midcap® Value Index	An unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
Shanghai Stock Exchange Composite Index	A capitalization-weighted index. The index tracks the daily price performance of all A-shares and B-shares listed on the Shanghai Stock Exchange. The index was developed on December 19, 1990 with a base value of 100.
3

Voya Mid Cap Value Advantage Fund	Portfolio Managers’ Report

Sector Diversification as of November 30, 2015 (as a percentage of net assets)

Financials	31.7%
Utilities	12.0%
Industrials	10.9%
Information Technology	10.3%
Energy	7.7%
Consumer Discretionary	5.6%
Health Care	5.4%
Materials	5.0%
Exchange-Traded Funds	4.0%
Consumer Staples	2.5%
Telecommunication Services	2.0%
Assets in Excess of Other Liabilities*	2.9%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Voya Mid Cap Value Advantage Fund (the “Fund” or “Mid Cap Value Advantage”) seeks long-term capital growth and current income. The Fund is managed by Christopher Corapi and Vincent Costa, CFA, Portfolio Managers, and Kristy Finnegan, CFA, Assistant Portfolio Manager, of Voya Investment Management Co. LLC (“Voya IM”) — the Sub-Adviser.*
Performance: For the six-month period ended November 30, 2015, the Fund’s Class A shares, excluding sales charges, provided a total return of  -7.20% compared to the Russell Midcap® Value Index (the “Index”), which returned -4.65% for the same period.
Portfolio Specifics: The Fund underperformed the Index for the period, due mainly to weak stock selection, particularly within the financials and consumer discretionary sectors. A modest overweight allocation to the energy sector also detracted from returns. By contrast, stock selection within the industrials and consumer staples sectors contributed the most to performance.
Among the key detractors from performance were Plains GP Holdings LP and MEG Energy Corp.
Owning non-benchmark name Plains GP Holdings LP, which through its subsidiaries engages in the transportation, storage, terminalling and marketing of crude oil and refined products, as well as in the processing, transportation, fractionation, storage and marketing of natural gas liquids, underperformed. While the company reported a relatively in-line quarter, management slightly lowered guidance for the 2015 financial year and discussed a conservative industry outlook for 2016 given the retrenchment in oil prices. Although the commentary was not company specific and 2017 expectations were maintained, the stock unjustifiably sold off significantly more than peers.
Top Ten Holdings as of November 30, 2015* (as a percentage of net assets)

iShares Russell Midcap Value Index Fund	4.0%
PPL Corp.	2.7%
DTE Energy Co.	2.6%
Hartford Financial Services Group, Inc.	2.3%
ProLogis, Inc.	2.1%
Roper Technologies, Inc.	2.0%
Sempra Energy	1.9%
American Electric Power Co., Inc.	1.9%
Keycorp	1.9%
Mid-America Apartment Communities, Inc.	1.8%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
Owning non-benchmark name MEG Energy Corp., a Canadian oil sands company, underperformed due to its above average financial leverage and the weakness in oil prices. We continue to like the company because of its ability to generate free cash flow at low oil prices and we believe that the company’s assets are sufficient while the market awaits an oil price recovery.
Key contributors to performance include HCC Insurance Holdings, Inc. and Vantiv, Inc.
Within the financials sector, an overweight position in HCC Insurance Holdings, Inc. outperformed after the company announced an agreement to sell itself to Japanese insurer Tokio Marine for $78 per share in cash, a 37.6% premium to its closing share price on June 9, 2015.
An overweight position in Vantiv, Inc., a provider of electronic payment processing services to merchants and financial institutions, outperformed following a string of solid quarterly results driven primarily by strong organic growth and continued outperformance for Merchant Services. Management also raised its 2015 top and bottom-line guidance, which is believed to still reflect a fair degree of conservatism.
Current Strategy and Outlook: We continue to see attractive valuations in companies in a variety of sectors. Going forward we believe that dividends will continue to be in demand by investors, who are searching for income and for funds with good downside capture.

*
Effective September 4, 2015, Robert Kloss is no longer a portfolio manager of the Fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
4

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from June 1, 2015 to November 30, 2015. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2015*	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2015*
Class A	$1,000.00	$928.00	0.99%	$4.77	$1,000.00	$1,020.05	0.99%	$5.00
Class B	1,000.00	923.40	1.74	8.37	1,000.00	1,016.30	1.74	8.77
Class C	1,000.00	925.60	1.49	7.17	1,000.00	1,017.55	1.49	7.52
Class I	1,000.00	929.70	0.74	3.57	1,000.00	1,021.30	0.74	3.74
Class O	1,000.00	928.20	0.99	4.77	1,000.00	1,020.05	0.99	5.00
Class R	1,000.00	927.50	1.24	5.98	1,000.00	1,018.80	1.24	6.26
Class W	1,000.00	929.00	0.74	3.57	1,000.00	1,021.30	0.74	3.74

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

5

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2015 (Unaudited)

ASSETS:
Investments in securities at fair value+*	$156,898,563
Short-term investments at fair value**	7,785,124
Total investments at fair value	$164,683,687
Cash	628
Receivables:
Fund shares sold	39,380
Dividends	275,361
Prepaid expenses	38,417
Reimbursement due from manager	18,905
Other assets	22,661
Total assets	165,079,039
LIABILITIES:
Payable for fund shares redeemed	187,046
Payable upon receipt of securities loaned	3,089,124
Payable for investment management fees	72,956
Payable for distribution and shareholder service fees	37,093
Payable to custodian due to foreign currency overdraft***	563
Payable for directors fees	853
Payable to directors under the deferred compensation plan (Note 6)	22,661
Other accrued expenses and liabilities	81,720
Total liabilities	3,492,016
NET ASSETS	$161,587,023
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$154,519,977
Undistributed net investment income	1,252,925
Accumulated net realized gain	4,394,277
Net unrealized appreciation	1,419,844
NET ASSETS	$161,587,023
+ Including securities loaned at value	$3,024,091
* Cost of investments in securities	$155,478,753
** Cost of short-term investments	$7,785,124
*** Cost of foreign currency overdraft	$597
See Accompanying Notes to Financial Statements
6

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2015 (Unaudited) (continued)

Class A
Net assets	$47,852,763
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	3,094,653
Net asset value and redemption price per share†	$15.46
Maximum offering price per share (5.75%)(1)	$16.40
Class B
Net assets	$7,744
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	558
Net asset value and redemption price per share†	$13.87
Class C
Net assets	$7,420,373
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	513,772
Net asset value and redemption price per share†	$14.44
Class I
Net assets	$10,305,082
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	649,768
Net asset value and redemption price per share	$15.86
Class O
Net assets	$81,184,458
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	5,233,736
Net asset value and redemption price per share	$15.51
Class R
Net assets	$14,682,749
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	964,965
Net asset value and redemption price per share	$15.22
Class W
Net assets	$133,854
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	8,453
Net asset value and redemption price per share	$15.83

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
7

STATEMENT OF OPERATIONS for the six months ended November 30, 2015 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,941,605
Securities lending income, net	2,160
Total investment income	1,943,765
EXPENSES:
Investment management fees	468,997
Distribution and shareholder service fees:
Class A	63,707
Class B	187
Class C	29,667
Class O	105,903
Class R	39,598
Transfer agent fees:
Class A	39,692
Class B	29
Class C	6,162
Class I	5,425
Class O	66,054
Class R	12,303
Class W	101
Shareholder reporting expense	21,190
Registration fees	42,229
Professional fees	21,752
Custody and accounting expense	18,117
Directors fees	2,558
Miscellaneous expense	9,555
Interest expense	31
Total expenses	953,257
Net waived and reimbursed fees	(79,645)
Net expenses	873,612
Net investment income	1,070,153
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,798,408)
Foreign currency related transactions	807
Net realized loss	(2,797,601)
Net change in unrealized appreciation (depreciation) on:
Investments	(11,527,112)
Foreign currency related transactions	34
Net change in unrealized appreciation (depreciation)	(11,527,078)
Net realized and unrealized loss	(14,324,679)
Decrease in net assets resulting from operations	$(13,254,526)
* Foreign taxes withheld	$2,941
See Accompanying Notes to Financial Statements
8

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended November 30, 2015	Year Ended May 31, 2015
FROM OPERATIONS:
Net investment income	$1,070,153	$2,401,732
Net realized gain (loss)	(2,797,601)	9,863,888
Net change in unrealized appreciation (depreciation)	(11,527,078)	2,355,638
Increase (decrease) in net assets resulting from operations	(13,254,526)	14,621,258
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(937,076)
Class B	—	—
Class C	—	(103,117)
Class I	—	(201,824)
Class O	—	(1,493,933)
Class R	—	(288,958)
Class W	—	(1,315)
Net realized gains:
Class A	—	(12,198,152)
Class B	—	(35,324)
Class C	—	(1,940,706)
Class I	—	(2,180,547)
Class O	—	(19,514,234)
Class R	—	(4,325,931)
Class W	—	(14,742)
Total distributions	—	(43,235,859)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,472,267	41,409,109
Reinvestment of distributions	—	21,303,414
	3,472,267	62,712,523
Cost of shares redeemed	(19,281,233)	(40,101,086)
Net increase (decrease) in net assets resulting from capital share transactions	(15,808,966)	22,611,437
Net decrease in net assets	(29,063,492)	(6,003,164)
NET ASSETS:
Beginning of year or period	190,650,515	196,653,679
End of year or period	$161,587,023	$190,650,515
Undistributed net investment income at end of year or period	$1,252,925	$182,772

See Accompanying Notes to Financial Statements
9

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
11-30-15	16.66	0.10•	(1.30)	(1.20)	—	—	—	—	—	15.46	(7.20)	1.09	0.99	0.99	1.28	47,853	38
05-31-15	19.67	0.23•	1.23	1.46	0.32	4.15	—	4.47	—	16.66	7.96	1.03	0.99	0.99	1.23	56,826	73
05-31-14	18.22	0.09	3.01	3.10	0.04	1.61	—	1.65	—	19.67	17.57	1.01	0.99	0.99	0.45	58,939	122
05-31-13	14.67	0.05	3.74	3.79	0.06	0.18	—	0.24	—	18.22	26.10	1.02	0.99	0.99	0.28	55,247	102
05-31-12	15.66	0.08	(1.03)	(0.95)	0.04	—	—	0.04	—	14.67	(6.02)	1.18	1.00	1.00	0.53	39,114	97
05-31-11	12.14	0.06•	3.50	3.56	0.04	—	—	0.04	—	15.66	29.36	1.06	1.00†	1.00†	0.42†	54,371	140
Class B
11-30-15	15.02	0.02•	(1.17)	(1.15)	—	—	—	—	—	13.87	(7.66)	1.84	1.74	1.74	0.30	8	38
05-31-15	17.97	0.10•	1.10	1.20	—	4.15	—	4.15	—	15.02	7.15	1.78	1.74	1.74	0.58	130	73
05-31-14	16.86	(0.06)•	2.78	2.72	—	1.61	—	1.61	—	17.97	16.69	1.76	1.74	1.74	(0.31)	321	122
05-31-13	13.65	(0.07)•	3.47	3.40	0.01	0.18	—	0.19	—	16.86	25.12	1.77	1.74	1.74	(0.45)	864	102
05-31-12	14.64	(0.04)	(0.95)	(0.99)	—	—	—	—	—	13.65	(6.76)	1.93	1.75	1.75	(0.22)	1,519	97
05-31-11	11.40	(0.04)•	3.28	3.24	0.00*	—	—	—	—	14.64	28.43	1.81	1.75†	1.75†	(0.33)†	3,505	140
Class C
11-30-15	15.60	0.06•	(1.22)	(1.16)	—	—	—	—	—	14.44	(7.44)	1.59	1.49	1.49	0.78	7,420	38
05-31-15	18.68	0.13•	1.16	1.29	0.22	4.15	—	4.37	—	15.60	7.41	1.53	1.49	1.49	0.74	8,718	73
05-31-14	17.42	(0.01)	2.88	2.87	—	1.61	—	1.61	—	18.68	17.03	1.51	1.49	1.49	(0.05)	9,463	122
05-31-13	14.06	(0.04)	3.59	3.55	0.01	0.18	—	0.19	—	17.42	25.45	1.52	1.49	1.49	(0.22)	8,314	102
05-31-12	15.05	0.01	(0.99)	(0.98)	0.01	—	—	0.01	—	14.06	(6.54)	1.68	1.50	1.50	0.04	5,989	97
05-31-11	11.69	(0.01)	3.37	3.36	0.00*	—	—	—	—	15.05	28.75	1.56	1.50†	1.50†	(0.09)†	7,503	140
Class I
11-30-15	17.06	0.12•	(1.32)	(1.20)	—	—	—	—	—	15.86	(7.03)	0.78	0.74	0.74	1.53	10,305	38
05-31-15	20.06	0.29•	1.24	1.53	0.38	4.15	—	4.53	—	17.06	8.20	0.70	0.70	0.70	1.52	12,190	73
05-31-14	18.52	0.15	3.07	3.22	0.07	1.61	—	1.68	—	20.06	18.00	0.67	0.67	0.67	0.77	13,478	122
05-31-13	14.91	0.09•	3.80	3.89	0.10	0.18	—	0.28	—	18.52	26.43	0.70	0.70	0.70	0.56	12,826	102
05-31-12	15.90	0.12	(1.04)	(0.92)	0.07	—	—	0.07	—	14.91	(5.78)	0.91	0.75	0.75	0.79	7,882	97
05-31-11	12.33	0.10	3.55	3.65	0.08	—	—	0.08	—	15.90	29.72	0.74	0.68†	0.68†	0.74†	9,789	140
Class O
11-30-15	16.71	0.10•	(1.30)	(1.20)	—	—	—	—	—	15.51	(7.18)	1.09	0.99	0.99	1.28	81,184	38
05-31-15	19.72	0.23•	1.23	1.46	0.32	4.15	—	4.47	—	16.71	7.93	1.03	0.99	0.99	1.24	92,467	73
05-31-14	18.26	0.09	3.02	3.11	0.04	1.61	—	1.65	—	19.72	17.60	1.01	0.99	0.99	0.45	97,002	122
05-31-13	14.71	0.05	3.74	3.79	0.06	0.18	—	0.24	—	18.26	26.05	1.02	0.99	0.99	0.26	87,976	102
05-31-12	15.70	0.08	(1.03)	(0.95)	0.04	—	—	0.04	—	14.71	(6.00)	1.18	1.00	1.00	0.54	49,167	97
05-31-11	12.18	0.06	3.51	3.57	0.05	—	—	0.05	—	15.70	29.34	1.06	1.00†	1.00†	0.41†	56,185	140
Class R
11-30-15	16.41	0.08•	(1.27)	(1.19)	—	—	—	—	—	15.22	(7.25)	1.34	1.24	1.24	1.06	14,683	38
05-31-15	19.45	0.18•	1.21	1.39	0.28	4.15	—	4.43	—	16.41	7.64	1.28	1.24	1.24	0.99	20,193	73
05-31-14	18.04	0.04	2.99	3.03	0.01	1.61	—	1.62	—	19.45	17.36	1.26	1.24	1.24	0.20	17,380	122
05-31-13	14.54	0.00*	3.70	3.70	0.02	0.18	—	0.20	—	18.04	25.70	1.27	1.24	1.24	0.02	15,871	102
05-31-12	15.54	0.04	(1.02)	(0.98)	0.02	—	—	0.02	—	14.54	(6.27)	1.43	1.25	1.25	0.29	10,204	97
05-31-11	12.06	0.02	3.48	3.50	0.02	—	—	0.02	—	15.54	29.01	1.31	1.25†	1.25†	0.16†	12,303	140
See Accompanying Notes to Financial Statements
10

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class W
11-30-15	17.04	0.12•	(1.33)	(1.21)	—	—	—	—	—	15.83	(7.10)	0.84	0.74	0.74	1.52	134	38
05-31-15	20.03	0.25•	1.28	1.53	0.37	4.15	—	4.52	—	17.04	8.21	0.78	0.74	0.74	1.37	126	73
05-31-14	18.50	0.15•	3.05	3.20	0.06	1.61	—	1.67	—	20.03	17.89	0.76	0.74	0.74	0.77	70	122
05-31-13	14.90	0.09	3.79	3.88	0.10	0.18	—	0.28	—	18.50	26.36	0.77	0.74	0.74	0.59	52	102
08-05-11(4) - 05-31-12	13.51	0.10	1.36	1.46	0.07	—	—	0.07	—	14.90	10.88	0.93	0.75	0.75	0.85	3	97

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†
Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements
11

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Series Fund, Inc. (the “Company”) was incorporated under the laws of Maryland on June 17, 1991 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. There are six separate active investment series that comprise the Company. The series included in this report is Voya Mid Cap Value Advantage Fund (“Mid Cap Value Advantage” or the “Fund”), a diversified series of the Company.
The Fund offers the following classes of shares: Class A, Class B, Class C, Class I, Class O, Class R and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable.
Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase. Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided

12

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included following the Summary Portfolio of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of

13

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when the Fund has a significant amount of Level 3 investments.
For the period ended November 30, 2015, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.
D. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions will be made until any capital loss carryforwards have been fully utilized or expired.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Securities Lending. The Fund has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or

14

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.
H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended November 30, 2015, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were as follows:
Purchases	Sales
$62,449,616	$76,630,133
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. Voya Investments oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates: 0.550% on the first $500 million, 0.525% on the next $250 million, 0.500% on the next $1.25 billion, and 0.475% in excess of  $2 billion.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Each share class of the Fund (except as noted below) has a plan pursuant to Rule 12b-1 under the 1940 Act (the
“12b-1 Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund, except Class I and Class W, pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:
Class A	Class B	Class C	Class O	Class R
0.25%	1.00%	0.75%	0.25%	0.50%
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A, Class B, and Class C shares. For the period ended November 30, 2015, the Distributor retained the following amounts in sales charges:
	Class A	Class C
Initial Sales Charges	$1,595	$—
Contingent Deferred Sales Charges	$1	$76
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At November 30, 2015, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:
Subsidiary	Percentage
Voya Institutional Trust Company	9.15%
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Advisor may direct the Fund’s Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statement of Operations.

15

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Fund has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors, as described in the Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the director under the Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of directors’ fees under the Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.
NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At November 30, 2015, the Fund did not have any payables included in Other Accrued Expenses and Liabilities on the Statement of Assets and Liabilities that exceeded 5% of total liabilities.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to 1.00%, 1.75%, 1.50%, 0.75%, 1.00%, 1.25% and 0.75% for Class A, Class B, Class C, Class I, Class O, Class R and Class W, respectively.
Pursuant to a side letter agreement, through October 1, 2016, the Investment Adviser has agreed to further lower the expense limits to 0.99%, 1.74%, 1.49%, 0.74%, 0.99%, 1.24% and 0.74% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W, respectively. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of November 30, 2015, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Advisor, and the related expiration dates, are as follows:
November 30,
2016	2017	2018	Total
$ —	$—	$34,593	$34,593
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Advisor, and the related expiration dates, as of November 30, 2015, are as follows:
	November 30,
	2016	2017	2018	Total
Class A	$14,875	$7,843	$32,908	$55,626
Class B	253	35	53	341
Class C	2,249	1,209	5,017	8,475
Class R	4,345	2,622	10,901	17,868
Class O	23,813	12,459	53,441	89,713
Class W	5	9	74	88
The Expense Limitation Agreement and the side letter agreement are contractual through October 1, 2016 and each shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 9 — LINE OF CREDIT
The Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
During the period ended November 30, 2015, the Fund did not utilized the line of credit.

16

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
11/30/2015	75,407	—	—	(392,431)	(317,024)	1,192,616	—	—	(6,163,735)	(4,971,119)
5/31/2015	346,452	—	776,513	(706,939)	416,026	6,538,608	—	12,633,867	(12,803,265)	6,369,210
Class B
11/30/2015	—	—	—	(8,109)	(8,109)	—	—	—	(118,589)	(118,589)
5/31/2015	547	—	2,335	(12,069)	(9,187)	9,913	—	34,367	(213,971)	(169,691)
Class C
11/30/2015	6,532	—	—	(51,750)	(45,218)	94,319	—	—	(753,291)	(658,972)
5/31/2015	42,321	—	113,639	(103,574)	52,386	686,101	—	1,735,266	(1,781,029)	640,338
Class I
11/30/2015	26,997	—	—	(91,699)	(64,702)	429,717	—	—	(1,473,774)	(1,044,057)
5/31/2015	186,317	—	135,291	(278,993)	42,615	3,402,932	—	2,252,589	(5,426,517)	229,004
Class O
11/30/2015	75,205	—	—	(375,458)	(300,253)	1,177,826	—	—	(5,910,218)	(4,732,392)
5/31/2015	1,376,504	—	53,083	(814,049)	615,538	23,457,931	—	866,304	(14,776,791)	9,547,444
Class R
11/30/2015	35,681	—	—	(301,142)	(265,461)	554,273	—	—	(4,855,512)	(4,301,239)
5/31/2015	382,903	—	234,577	(280,627)	336,853	7,243,950	—	3,764,963	(5,078,123)	5,930,790
Class W
11/30/2015	1,453	—	—	(371)	1,082	23,516	—	—	(6,114)	17,402
5/31/2015	4,008	—	966	(1,122)	3,852	69,674	—	16,058	(21,390)	64,342
NOTE 11 — SECURITIES LENDING
Under an agreement with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Fund at its last sale price or official closing price on the principal exchange or system on which it is traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements
Currently, the cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Fund.
The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2015:
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Deutsche Bank Securities Inc.	$919,524	$(919,524)	$—
JP Morgan Clearing Corp	1,671,518	(1,671,518)	—
Morgan Stanley & Co. LLC	184,928	(184,928)	—
Scotia Capital (USA) INC	248,121	(248,121)	—
Total	$3,024,091	$(3,024,091)	$—

(1)
Collateral with a fair value of  $3,089,124 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

17

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The Fund paid no dividends or distributions during the six months ended November 30, 2015. The tax composition of dividends and distributions to shareholders during the year ended May 31, 2015 was as follows:
Ordinary Income	Long-term Capital Gains
$7,927,072	$35,308,787
The tax-basis components of distributable earnings as of May 31, 2015 were:
Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
$1,174,874	$6,807,863	$12,372,124
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of November 30, 2015, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2010.
NOTE 13 — SUBSEQUENT EVENTS
Dividends: Subsequent to November 30, 2015, the Fund declared and paid dividends and distributions of:
	Type	Per Share Amount	Payable Date	Record Date
Class A	NII	$0.1929	December 18, 2015	December 16, 2015
Class B	NII	$0.0000	December 18, 2015	December 16, 2015
Class C	NII	$0.1117	December 18, 2015	December 16, 2015
Class I	NII	$0.2365	December 18, 2015	December 16, 2015
Class O	NII	$0.1950	December 18, 2015	December 16, 2015
Class R	NII	$0.1435	December 18, 2015	December 16, 2015
Class W	NII	$0.2400	December 18, 2015	December 16, 2015
All Classes	STCG	$0.0922	December 18, 2015	December 16, 2015
All Classes	LTCG	$0.6541	December 18, 2015	December 16, 2015

NII - Net investment income
STCG - Short-term capital gain
LTCG - Long-term capital gain
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

18

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Mid Cap Value Advantage Fund	as of November 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.1%
		Consumer Discretionary: 5.6%
81,502		Coach, Inc.	$2,589,318	1.6
28,528	@	Delphi Automotive PLC	2,507,041	1.5
27,699		Hasbro, Inc.	2,024,520	1.3
83,427		Hilton Worldwide Holdings, Inc.	1,937,175	1.2
			9,058,054	5.6
		Consumer Staples: 2.5%
24,702		Dr Pepper Snapple Group, Inc.	2,217,005	1.4
39,563		Pinnacle Foods, Inc.	1,722,573	1.1
			3,939,578	2.5
		Energy: 7.7%
16,225	L	Core Laboratories NV	1,916,984	1.2
37,807		Devon Energy Corp.	1,739,500	1.1
40,662		Hess Corp.	2,399,058	1.5
95,956		Patterson-UTI Energy, Inc.	1,556,406	1.0
36,489		Valero Energy Corp.	2,622,100	1.6
168,155		Other Securities(a)	2,244,994	1.3
			12,479,042	7.7
		Financials: 31.7%
14,663		Ameriprise Financial, Inc.	1,656,186	1.0
41,946		Arthur J. Gallagher & Co.	1,835,137	1.1
67,459		BankUnited, Inc.	2,549,950	1.6
104,449		Brixmor Property Group, Inc.	2,622,714	1.6
84,875		Corporate Office Properties Trust SBI MD	1,891,864	1.2
146,882		DDR Corp.	2,504,338	1.6
33,646		Discover Financial Services	1,909,747	1.2
63,122		FNF Group	2,262,924	1.4
82,245		Hartford Financial Services Group, Inc.	3,753,662	2.3
161,511		Huntington Bancshares, Inc.	1,888,064	1.2
234,070		Keycorp	3,068,658	1.9
33,301		Lazard Ltd.	1,547,498	1.0
77,303		Liberty Property Trust	2,620,572	1.6
33,203		Lincoln National Corp.	1,825,833	1.1
32,213		Mid-America Apartment Communities, Inc.	2,852,783	1.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
30,283	Nasdaq Stock Market, Inc.	$1,775,189	1.1
48,962	PacWest Bancorp	2,302,193	1.4
79,632	ProLogis, Inc.	3,404,268	2.1
75,134	Unum Group	2,755,915	1.7
49,751	Validus Holdings Ltd.	2,347,252	1.5
221,801	Other Securities	3,756,586	2.3
		51,131,333	31.7
	Health Care: 5.4%
20,969	Cardinal Health, Inc.	1,821,158	1.1
13,367	Cigna Corp.	1,804,278	1.1
43,612	Healthsouth Corp.	1,534,706	1.0
24,756	Zimmer Biomet Holdings, Inc.	2,500,603	1.5
37,978	Other Securities	1,099,083	0.7
		8,759,828	5.4
	Industrials: 10.9%
45,167	Fortune Brands Home & Security, Inc.	2,482,830	1.5
26,092	Hubbell, Inc.	2,590,675	1.6
17,372	Kansas City Southern	1,579,462	1.0
33,482	Lincoln Electric Holdings, Inc.	1,890,059	1.2
257,589	Mueller Water Products, Inc.	2,400,729	1.5
16,895	Roper Technologies, Inc.	3,269,013	2.0
8,809	TransDigm Group, Inc.	2,066,856	1.3
7,721	Other Securities	1,329,248	0.8
		17,608,872	10.9
	Information Technology: 10.3%
62,270	Activision Blizzard, Inc.	2,345,088	1.4
218,226	Brocade Communications Systems, Inc.	2,048,051	1.3
45,029	CDW Corp./DE	1,943,902	1.2
36,192	Fidelity National Information Services, Inc.	2,304,345	1.4
56,498	Microchip Technology, Inc.	2,727,724	1.7
33,790	TE Connectivity Ltd.	2,266,971	1.4
26,626	Western Digital Corp.	1,661,728	1.0
25,687	Other Securities	1,353,962	0.9
		16,651,771	10.3

See Accompanying Notes to Financial Statements
19

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Mid Cap Value Advantage Fund	as of November 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 5.0%
38,002	Albemarle Corp.	$2,035,387	1.3
49,403	International Paper Co.	2,066,528	1.3
31,273	Packaging Corp. of America	2,126,251	1.3
106,452	Steel Dynamics, Inc.	1,851,200	1.1
		8,079,366	5.0
	Telecommunication Services: 2.0%
431,664	Frontier Communications Corp.	2,154,003	1.3
40,423	Other Securities	1,088,592	0.7
		3,242,595	2.0
	Utilities: 12.0%
55,747	American Electric Power Co., Inc.	3,122,389	1.9
51,829	DTE Energy Co.	4,171,716	2.6
31,000	Pinnacle West Capital Corp.	1,964,160	1.2
127,220	PPL Corp.	4,330,569	2.7
31,808	Sempra Energy	3,156,308	1.9
75,400	Xcel Energy, Inc.	2,688,764	1.7
		19,433,906	12.0
	Total Common Stock (Cost $149,277,918)	150,384,345	93.1
EXCHANGE-TRADED FUNDS: 4.0%
91,210	iShares Russell Midcap Value Index Fund	6,514,218	4.0
	Total Exchange-Traded Funds (Cost $6,200,835)	6,514,218	4.0
	Total Long-Term Investments (Cost $155,478,753)	156,898,563	97.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
	Securities Lending Collateralcc: 1.9%
1,000,000	HSBC Securities USA, Repurchase Agreement dated 11/30/15, 0.11%, due 12/01/15 (Repurchase Amount $1,000,003, collateralized by various U.S. Government Agency Obligations, 0.500%- 6.500%, Market Value plus accrued interest $1,020,002, due 09/28/16- 12/01/45)	$1,000,000	0.6
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 11/30/15, 0.16%, due 12/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 1.500%- 3.625%, Market Value plus accrued interest $1,020,000, due 03/31/21-02/15/44)	1,000,000	0.6
1,000,000	Nomura Securities, Repurchase Agreement dated 11/30/15, 0.12%, due 12/01/15 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 10.500%, Market Value plus accrued interest $1,020,000, due 12/17/15- 09/20/65)	1,000,000	0.6
89,124	Royal Bank of Canada, Repurchase Agreement dated 11/30/15, 0.09%, due 12/01/15 (Repurchase Amount $89,124, collateralized by various U.S. Government Agency Obligations, 1.750%- 7.000%, Market Value plus accrued interest $90,906, due 04/20/25-05/20/65)	89,124	0.1
		3,089,124	1.9

See Accompanying Notes to Financial Statements
20

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Mid Cap Value Advantage Fund	as of November 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 2.9%
4,696,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.150%†† (Cost $4,696,000)	$4,696,000	2.9
	Total Short-Term Investments (Cost $7,785,124)	7,785,124	4.8
	Total Investments in Securities (Cost $163,263,877)	$164,683,687	101.9
	Liabilities in Excess of Other Assets	(3,096,664)	(1.9)
	Net Assets	$161,587,023	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of November 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of November 30, 2015.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at November 30, 2015.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $163,789,173.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$13,168,583
Gross Unrealized Depreciation	(12,274,069)
Net Unrealized Appreciation	$894,514

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$150,384,345	$—	$—	$150,384,345
Exchange-Traded Funds	6,514,218	—	—	6,514,218
Short-Term Investments	4,696,000	3,089,124	—	7,785,124
Total Investments, at fair value	$161,594,563	$3,089,124	$—	$164,683,687

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements
21

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com

SAR-VMCVAF         (1115-012216)

Semi-Annual Report
November 30, 2015
Voya Capital Allocation Fund
Classes A, B, C, I, O and W
E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

The Federal Reserve Takes Action
Dear Shareholder,
As widely expected, the Federal Reserve Board (“Fed”) on December 16, 2015, announced a 0.25% hike in the federal funds rate following the gathering of its policy-making Federal Open Market Committee (“FOMC”), bringing the interest rate target to 0.25 – 0.50%. In the statement accompanying the central bank’s unanimous decision to raise interest rates, the Fed cited considerable improvement in labor market conditions and a reasonable confidence that inflation will approach its 2% objective over the medium term. It also noted that its monetary policy stance remains “accommodative” despite the increase.
The Fed’s decision to begin raising short-term interest rates comes at a time when other major central banks — notably, in Europe, China and Japan — continue to provide massive amounts of support to their economies and are biased more toward further accommodation than anything else. The disruptions that potentially may emerge from this divergence in central bank policies is something that will demand close attention from the Fed.
Though the Fed finally has introduced the first fed funds increase in nearly ten years, many of the same risks and opportunities persist in the markets. The economic backdrop continues to induce uncertainty, which could lead to periods of intense volatility, in our view. How can investors keep their perspective in such times? Don’t let today’s uncertainties distract you from focusing on your long-term goals, and don’t risk compromising your goals for the sake of avoiding volatility now. Keep your portfolio well-diversified and thoroughly discuss any prospective changes with your financial advisor before you take action.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your financial advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,

Shaun Mathews
President and Chief Executive Officer
December 21, 2015
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

Market Perspective: Six Months Ended November 30, 2015

Our fiscal year started with global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, up 7.30% in 2015. Equity market interest had recently moved from the U.S. to Europe with the advent of the European Central Bank’s (“ECB”) quantitative easing program. But from there, attention moved East and in August an unexpected announcement from China re-awakened other concerns, sending global stocks on a roller-coaster ride, at the end of which the Index stood 2.76% lower for the fiscal half-year. (The Index returned -3.97% for the six-months ended November 30, 2015, measured in U.S. dollars.)
U.S. economic data was mixed in what was still a rather pedestrian recovery. A disappointing October employment report was followed by a very strong one in November showing that 271,000 jobs had been created the previous month. Sluggish annual wage growth improved to 2.5%, which doesn’t sound like much, but it was the best since 2009. The unemployment rate fell to 5.0%. Gross domestic product (“GDP”), initially held back by the effects of another harsh winter, rebounded to 3.9% in the second quarter of 2015, before an inventory downturn pegged it back to 2.1% in the third. Industrial production was uneven, while retail sales were still showing no acceleration despite lower gasoline prices.
Superimposed on this was the prospect of rising U.S. interest rates. The Federal Open Market Committee (“FOMC”) had not increased rates for nine years and many feared that it would feel pressed to act before the economy was really ready. But when on September 17 the FOMC left rates unchanged, citing weakness overseas, investors seemed unnerved at this new narrative rather than relieved. Perhaps sensing a credibility problem, the FOMC, tried to re-set expectations, hinting in October that a December increase was a distinct possibility. The strong November employment report may have settled the issue.
Internationally, as noted, the ECB had at last implemented a program of quantitative easing in March. Before long the economic data started to look a little less weak: the unemployment rate ticked down to 10.8%, core inflation edged above 1.0% and GDP rose 1.6% year-over-year in the third quarter of 2015. In October ECB President Draghi promised to review the program in December, a signal that it would be intensified. Sentiment suffered in the early months of the period when the integrity of the euro zone itself was threatened, as Greece wrangled over the terms of its bailout. Creditors stood firm and facing ejection, Greece finally accepted even stricter terms.
Annual GDP growth in China decelerated to 7.0% in the first and second quarters of 2015, the slowest in six years. But to many commentators 7.0% was suspiciously close to government targets and perhaps overstated. They watched nervously as the Shanghai Stock Exchange Composite Index (“Shanghai Composite”) soared 64% in 2015 by June 12, fueled by retail savings and margin debt. The Shanghai Composite was already in retreat when on August 11, global commodities and equity markets were shaken as China announced a 2% devaluation of the yuan, suggesting that the Chinese economy, the largest single contributor to global growth in recent years, was indeed weaker than had previously been admitted. By August 26 the Shanghai Composite was down 43% from its peak. But gradually the feeling grew that concerns had been overdone. The Bank of China lowered interest rates and eased bank reserve requirements and by the end of November the Shanghai Composite had regained nearly a quarter of its losses.
In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) slipped 0.12% in the six months through November, while the Barclays U.S. Treasury Bond sub-index added 0.08%. Indices of riskier classes fared worse: the Barclays U.S. Corporate Investment Grade Bond sub-index lost 0.83%, while the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) sagged 5.80%. Reflecting another kind of risk, the Barclays Global Inflation Linked U.S. TIPS Index lost 1.96% as inflationary expectations receded.
U.S. equities, represented by the S&P 500® Index including dividends, edged down 0.21% over the fiscal half-year, within which August represented the worst month since September 2011, while October was the strongest since October 2011. The consumer discretionary sector did best over the six months, rising 6.70%. The most challenged sector was understandably energy, slumping 11.30%. S&P 500® earnings per share, dragged down by the energy sector, recorded their first year-over-year decline since 2012 in the second quarter of 2015, despite continuing high levels of share buybacks, and declined again the third. Shares of companies with smaller market capitalizations lagged: the Russell MidCap® Index fell 4.08% and the Russell 2000® Index fell 3.21%.
In currencies, “divergence” became the word on the experts’ lips to describe the prospect of the U.S. starting to raise interest rates just as the ECB ratcheted up its quantitative easing program. Unsurprisingly the dollar rose 4.04% against the euro. It rose less, 1.41%, against the pound, as the UK is much closer to raising rates than the euro zone. The dollar’s gains against the yen had been made before the period started and it fell 0.84% over the six months.
International markets fell sharply after the events in August, with a partial recovery in the last two months. The MSCI Japan® Index fell 6.14% for the half-year, despite renewed optimism about the profitability and governance of Japanese corporations. The MSCI Europe ex UK® Index was cushioned by the introduction and probable expansion of quantitative easing, plus the declining euro that went with it and lost just 1.35%. The MSCI UK® Index, burdened by its large, losing holdings in the energy, materials and banking sectors, dropped 7.79%.
Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays Global Inflation Linked U.S. TIPS Index	The index measures the performance of the US Treasury Inflation Protected Securities (TIPS) market.
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe, Australasia and Far East® (“MSCI EAFE”) Index	An unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
Russell 2000® Index	An unmanaged index that measures the performance of securities of small U.S. companies.
Russell 3000® Index	A broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market.
Russell Midcap® Index	An unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 26% of the total market capitalization of the Russell 1000® Index.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P Target Risk Growth Index	Seeks to provide increased exposure to equities, while also using some fixed-income exposure to dampen risk.
Shanghai Stock Exchange Composite Index	A capitalization-weighted index. The index tracks the daily price performance of all A-shares and B-shares listed on the Shanghai Stock Exchange. The index was developed on December 19, 1990 with a base value of 100.
3

Voya Capital Allocation Fund	Portfolio Managers’ Report

Voya Capital Allocation Fund (the “Fund” or “Capital Allocation”) seeks to provide total return consisting of capital growth, both realized and unrealized, and current income. The Fund is managed by Paul Zemsky, CFA, Portfolio Manager, of Voya Investment Management Co. LLC (“Voya IM”)* — the Sub-Adviser.
The Fund is a fund-of-funds. It uses a proprietary asset allocation strategy to determine the percentage of the Fund’s net assets to invest in each of the underlying funds (the “target allocations”). Target allocations may be changed from time to time. The Fund’s strategic allocation benchmark, the Capital Allocation Fund Composite Index (“CAF Composite”)(1), reflects these target allocations.
Performance: For the six-month period ended November 30, 2015, the Fund’s Class A shares, excluding sales charges, provided a total return of  -4.43% compared to the S&P Target Risk Growth Index, the Barclays U.S. Aggregate Bond Index, the MSCI EAFE® Index, the Russell 3000® Index and the CAF Composite, which returned -2.80%, -0.12%, -7.42%, -1.05% and -4.19%, respectively, during the same period.
Portfolio Specifics: For the reporting period, the Fund underperformed both the S&P Target Risk Growth Index and its strategic CAF Composite benchmark. The biggest source of underperformance was the return on US equities, where the Fund had a higher allocation to lagging small and mid-caps. The other large source of underperformance was the return on fixed income where the fund had a higher proportion in global bonds and high yield bonds, which underperformed core bonds.
The Fund attempts to outperform the return of the CAF Composite through tactical asset allocation, i.e., deviating from the CAF Composite asset allocation over the short and medium term. Tactical asset allocation detracted from performance for the period, mainly due to an overweight to weak high yield bonds held for most of the period. Another position that was unfavorable for performance was an overweight to developed international equities, also held for the majority of the period, where foreign currency movements were a headwind to performance. This underperformance was partially offset by an overweight to U.S. large cap equities, which we took profits from at the beginning of November.
The Fund also attempts to outperform the return of the CAF Composite through the selection of underlying funds which represent the various asset classes within the CAF Composite. Underlying fund selection added value over the course of the period before fees and expenses. The underlying funds with the highest outperformance versus their asset class benchmarks were the Voya Multi-Manager Emerging Markets Equity Fund, the Voya Small Company Fund and the Voya International Core Fund. The underlying funds with the
Target Allocations as of November 30, 2015

Asset Class	Target
U.S. Large-Capitalization Stocks	25%
U.S. Mid-Capitalization Stocks	6%
U.S. Small-Capitalization Stocks	3%
Non-U.S./International Stocks	23%
Emerging Markets	5%
Real Estate Stocks	2%
Commodities	1%
Fixed-Income Securities	34%
Cash	1%
Total	100%

largest underperformance were the Voya Global Bond Fund, the Voya Large Cap Value Fund and the Voya Global Real Estate Fund.
Current Strategy and Outlook: We continue to see attractive valuations in companies in a variety of sectors. Going forward we believe that dividends will continue to be in demand by investors, who are searching for income and for funds with good downside capture.
Central bank policy divergence in conjunction with strong payrolls could have argued for a more persistent selloff in fixed income, but the Federal Reserve Board’s stance on growth and interest rate hike expectations in their November minutes did not end up surprising the market.
Continued quantitative easing has European growth picking up slightly, providing some optimism. However, emerging markets, especially those who rely on commodity exports, remain a concern despite China’s efforts to avoid their own hard landing. Fundamentals in credit markets remain largely unchanged as merger and acquisition activity, leveraging and stock buy-backs continue.

*
Effective July 17, 2015, David Sasveld was removed as a portfolio manager of the Fund.

(1)
The Capital Allocation Fund Composite Index is composed of several indices that we believe provide an internal reference benchmark against which the actual performance of the Fund’s portfolio can be compared. As of November 30, 2015, the index allocation is approximately: 1% of the Citi Group 3-Month Treasury Bill Index, 6% of the Barclays U.S. Aggregate Bond Index, 20% of the MSCI EAFE® Index, 7% of the MSCI Emerging Markets Index, 11.5% of the Russell 1000® Growth Index, 13.5% of the Russell 1000® Value Index, 3% of the Russell 2000® Index, 7% of the Russell Midcap® Index, 20% of the Barclays Global Aggregate Index, 5% of the Barclays High Yield Bond — 2% Issuer Constrained Composite Index, 3% of S&P/LSTA Leveraged Loan Index, 2% of FTSE ERPA/NAREIT Developed Index and 1% of Bloomberg Commodity Index.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

4

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from June 1, 2015 to November 30, 2015. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2015**	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2015**
Class A	$1,000.00	$955.70	0.41%	$2.00	$1,000.00	$1,022.95	0.41%	$2.07
Class B	1,000.00	951.60	1.16	5.66	1,000.00	1,019.20	1.16	5.86
Class C	1,000.00	951.20	1.16	5.66	1,000.00	1,019.20	1.16	5.86
Class I	1,000.00	956.30	0.16	0.78	1,000.00	1,024.20	0.16	0.81
Class O	1,000.00	955.40	0.41	2.00	1,000.00	1,022.95	0.41	2.07
Class W	1,000.00	956.30	0.16	0.78	1,000.00	1,024.20	0.16	0.81

*
The annualized expense ratios do not include expenses of the underlying funds.

**
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

5

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2015 (Unaudited)

ASSETS:
Investments in securities at fair value*	$86,454
Investments in affiliated underlying funds at fair value**	133,204,277
Investments in unaffiliated underlying funds at fair value***	31,750,818
Total investments at fair value	$165,041,549
Cash	1,706,022
Receivables:
Investments in affiliated underlying funds sold	70,136
Fund shares sold	19,810
Dividends	86,590
Interest	395
Prepaid expenses	40,138
Reimbursement due from manager	78,121
Other assets	36,189
Total assets	167,078,950
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	120,244
Payable for fund shares redeemed	131,648
Payable for investment management fees	35,892
Payable for distribution and shareholder service fees	46,839
Payable for directors fees	869
Payable to trustees under the deferred compensation plan (Note 6)	34,846
Other accrued expenses and liabilities	50,368
Total liabilities	420,706
NET ASSETS	$166,658,244
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$195,972,997
Undistributed net investment income	1,058,127
Accumulated net realized loss	(42,434,183)
Net unrealized appreciation	12,061,303
NET ASSETS	$166,658,244
* Cost of investments in securities	$82,789
** Cost of investments in affiliated underlying funds	$120,555,695
*** Cost of investments in unaffiliated underlying funds	$32,341,762
See Accompanying Notes to Financial Statements
6

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2015 (Unaudited) (continued)

Class A
Net assets	$71,377,279
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	6,898,840
Net asset value and redemption price per share†	$10.35
Maximum offering price per share (5.75%)(1)	$10.98
Class B
Net assets	$1,118,107
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	107,367
Net asset value and redemption price per share†	$10.41
Class C
Net assets	$23,690,986
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	2,291,455
Net asset value and redemption price per share†	$10.34
Class I
Net assets	$12,865,228
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	1,224,348
Net asset value and redemption price per share	$10.51
Class O
Net assets	$57,523,085
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	5,590,077
Net asset value and redemption price per share	$10.29
Class W
Net assets	$83,559
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	7,957
Net asset value and redemption price per share	$10.50

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
7

STATEMENT OF OPERATIONS for the six months ended November 30, 2015 (Unaudited)

INVESTMENT INCOME:
Interest	$2,525
Dividends from affiliated underlying funds	818,708
Dividends from unaffiliated underlying funds	299,507
Total investment income	1,120,740
EXPENSES:
Investment management fees	230,039
Distribution and shareholder service fees:
Class A	94,255
Class B	6,652
Class C	122,464
Class O	73,692
Transfer agent fees:
Class A	64,870
Class B	1,144
Class C	21,070
Class I	7,051
Class O	50,716
Class W	74
Shareholder reporting expense	20,274
Registration fees	41,433
Professional fees	18,117
Custody and accounting expense	11,010
Directors fees	2,609
Miscellaneous expense	4,034
Total expenses	769,504
Net waived and reimbursed fees	(331,844)
Net expenses	437,660
Net investment income	683,080
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	32,706
Sale of affiliated underlying funds	(89,582)
Sale of unaffiliated underlying funds	(670,431)
Capital gain distributions from affiliated underlying funds	438,132
Foreign currency related transactions	1,343
Futures	(230,665)
Net realized loss	(518,497)
Net change in unrealized appreciation (depreciation) on:
Investments	(643)
Affiliated underlying funds	(7,730,818)
Unaffiliated underlying funds	(749,531)
Futures	(76,921)
Net change in unrealized appreciation (depreciation)
(8,557,913)
Net realized and unrealized loss	(9,076,410)
Decrease in net assets resulting from operations	$(8,393,330)

See Accompanying Notes to Financial Statements
8

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended November 30, 2015	Year Ended May 31, 2015
FROM OPERATIONS:
Net investment income	$683,080	$2,347,737
Net realized gain (loss)	(518,497)	11,322,571
Net change in unrealized appreciation (depreciation)	(8,557,913)	(8,797,471)
Increase (decrease) in net assets resulting from operations	(8,393,330)	4,872,837
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(2,118,835)
Class B	—	(35,118)
Class C	—	(521,716)
Class I	—	(420,467)
Class O	—	(1,663,579)
Class W	—	(1,520)
Total distributions	—	(4,761,235)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,166,975	20,386,857
Reinvestment of distributions	—	2,747,954
	4,166,975	23,134,811
Cost of shares redeemed	(20,917,648)	(28,627,220)
Net decrease in net assets resulting from capital share transactions	(16,750,673)	(5,492,409)
Net decrease in net assets	(25,144,003)	(5,380,807)
NET ASSETS:
Beginning of year or period	191,802,247	197,183,054
End of year or period	$166,658,244	$191,802,247
Undistributed net investment income at end of year or period	$1,058,127	$375,047

See Accompanying Notes to Financial Statements
9

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waiver s and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)††(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
11-30-15	10.83	0.05•	(0.53)	(0.48)	—	—	—	—	—	10.35	(4.43)	0.80	0.41	0.41	0.88	71,377	19
05-31-15	10.82	0.14•	0.16	0.30	0.29	—	—	0.29	—	10.83	2.86	0.71	0.38	0.38	1.33	86,884	38
05-31-14	9.91	0.14	1.00	1.14	0.23	—	—	0.23	—	10.82	11.57	0.75	0.37	0.37	1.37	86,914	46
05-31-13	8.78	0.21•	1.19	1.40	0.27	—	—	0.27	—	9.91	16.17	0.65	0.38	0.38	2.21	89,440	59
05-31-12	9.54	0.23	(0.73)	(0.50)	0.26	—	—	0.26	—	8.78	(5.17)	0.58	0.38	0.38	2.45	88,615	114
05-31-11	8.11	0.17•	1.47	1.64	0.21	—	—	0.21	—	9.54	20.56	0.82	0.43	0.43	1.86	118,321	59
Class B
11-30-15	10.94	0.02	(0.55)	(0.53)	—	—	—	—	—	10.41	(4.84)	1.55	1.16	1.16	0.20	1,118	19
05-31-15	10.91	0.07•	0.14	0.21	0.18	—	—	0.18	—	10.94	2.02	1.46	1.13	1.13	0.65	1,710	38
05-31-14	9.97	0.06	1.02	1.08	0.14	—	—	0.14	—	10.91	10.84	1.50	1.12	1.12	0.66	2,545	46
05-31-13	8.83	0.14•	1.18	1.32	0.18	—	—	0.18	—	9.97	15.10	1.40	1.13	1.13	1.48	3,291	59
05-31-12	9.53	0.16•	(0.72)	(0.56)	0.14	—	—	0.14	—	8.83	(5.88)	1.33	1.13	1.13	1.73	4,349	114
05-31-11	8.08	0.11	1.48	1.59	0.14	—	—	0.14	—	9.53	19.82	1.57	1.18	1.18	1.20	9,466	59
Class C
11-30-15	10.87	0.01	(0.54)	(0.53)	—	—	—	—	—	10.34	(4.88)	1.55	1.16	1.16	0.12	23,691	19
05-31-15	10.86	0.06	0.16	0.22	0.21	—	—	0.21	—	10.87	2.09	1.46	1.13	1.13	0.60	26,229	38
05-31-14	9.95	0.06	1.01	1.07	0.16	—	—	0.16	—	10.86	10.81	1.50	1.12	1.12	0.60	27,300	46
05-31-13	8.82	0.14•	1.19	1.33	0.20	—	—	0.20	—	9.95	15.19	1.40	1.13	1.13	1.46	24,344	59
05-31-12	9.57	0.16	(0.72)	(0.56)	0.19	—	—	0.19	—	8.82	(5.83)	1.33	1.13	1.13	1.67	23,783	114
05-31-11	8.13	0.09	1.49	1.58	0.14	—	—	0.14	—	9.57	19.65	1.57	1.18	1.18	1.11	29,150	59
Class I
11-30-15	10.99	0.06•	(0.54)	(0.48)	—	—	—	—	—	10.51	(4.37)	0.48	0.16	0.16	1.12	12,865	19
05-31-15	10.98	0.18	0.15	0.33	0.32	—	—	0.32	—	10.99	3.09	0.42	0.13	0.13	1.59	14,705	38
05-31-14	10.05	0.17	1.02	1.19	0.26	—	—	0.26	—	10.98	11.94	0.40	0.12	0.12	1.63	15,100	46
05-31-13	8.92	0.24•	1.20	1.44	0.31	—	—	0.31	—	10.05	16.30	0.34	0.13	0.13	2.47	14,901	59
05-31-12	9.68	0.26	(0.73)	(0.47)	0.29	—	—	0.29	—	8.92	(4.80)	0.27	0.07	0.07	2.72	13,873	114
05-31-11	8.22	0.19•	1.50	1.69	0.23	—	—	0.23	—	9.68	20.96	0.57	0.18	0.18	2.10	16,325	59
Class O
11-30-15	10.77	0.05•	(0.53)	(0.48)	—	—	—	—	—	10.29	(4.46)	0.80	0.41	0.41	0.87	57,523	19
05-31-15	10.77	0.15	0.14	0.29	0.29	—	—	0.29	—	10.77	2.79	0.71	0.38	0.38	1.34	62,183	38
05-31-14	9.86	0.14	1.00	1.14	0.23	—	—	0.23	—	10.77	11.64	0.75	0.37	0.37	1.37	65,315	46
05-31-13	8.75	0.21•	1.18	1.39	0.28	—	—	0.28	—	9.86	16.02	0.65	0.38	0.38	2.21	62,833	59
05-31-12	9.51	0.22	(0.72)	(0.50)	0.26	—	—	0.26	—	8.75	(5.16)	0.58	0.38	0.38	2.42	59,565	114
05-31-11	8.08	0.17•	1.47	1.64	0.21	—	—	0.21	—	9.51	20.64	0.82	0.43	0.43	1.86	67,756	59
See Accompanying Notes to Financial Statements
10

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waiver s and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)††(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class W
11-30-15	10.98	0.06•	(0.54)	(0.48)	—	—	—	—	—	10.50	(4.37)	0.55	0.16	0.16	1.12	84	19
05-31-15	10.98	0.04•	0.28	0.32	0.32	—	—	0.32	—	10.98	3.05	0.46	0.13	0.13	0.40	91	38
05-31-14	10.05	0.15•	1.04	1.19	0.26	—	—	0.26	—	10.98	11.91	0.50	0.12	0.12	1.47	8	46
05-31-13	8.91	0.24•	1.20	1.44	0.30	—	—	0.30	—	10.05	16.36	0.40	0.13	0.13	2.47	3	59
08-05-11(5) - 05-31-12	8.96	0.20•	0.04	0.24	0.29	—	—	0.29	—	8.91	2.83	0.33	0.13	0.13	2.66	3	114

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of Underlying Funds.

(5)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the period.

††
Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

See Accompanying Notes to Financial Statements
11

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Series Fund, Inc. (the “Company”) was incorporated under the laws of Maryland on June 17, 1991 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. There are six separate active investment series that comprise the Company. The series included in this report is Voya Capital Allocation Fund (“Capital Allocation” or the “Fund”), a diversified series of the Company.
The Fund offers the following classes of shares: Class A, Class B, Class C, Class I, Class O and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable.
Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase. Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
The investment companies in which the Fund invests are collectively referred to as the “Underlying Funds.”
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for

12

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the relevant asset in accordance with procedures adopted by the Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included following the Portfolio of Investments. The Fund classifies each of its investments in the Underlying Funds as Level 1,

13

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

without consideration as to the classification level of the specific investments held by the Underlying Funds.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when the Fund has a significant amount of Level 3 investments.
For the period ended November 30, 2015, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from affiliated Underlying Funds are recorded as distributions of realized gains from affiliated Underlying Funds.
C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.
Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables, resulting from changes in the exchange rate.
D. Risk Exposures and the Use of Derivative Instruments. The Fund may also pursue its investment objectives by purchasing derivative instruments, including, but not limited to, futures contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors.
Market Risk Factors. In pursuit of its investment objectives, the Fund invests in derivative instruments to increase or decrease its exposure to equity risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not per form as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the

14

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an anticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and other countries outside of the European Union) is implementing similar requirements, which will affect the Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks.
E. Futures Contracts. The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts, if any, are reported on a table following the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended November 30, 2015, the Fund purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. The Fund also sold futures contracts on various bonds and notes as part of its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended November 30, 2015, the Fund had an average notional value of  $4,117,307 and $4,622,235 on futures contracts purchased and sold, respectively. There were no open futures contracts at November 30, 2015.
F. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
G. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions

15

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
H. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended November 30, 2015, the cost of purchases and proceeds from the sales of investments, excluding short-term securities, were as follows:
	Purchases	Sales
Capital Allocation	$32,419,267	$47,884,135
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. Voya Investments oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Effective November 30, 2015, this Management Agreement compensates the Investment Adviser with a management fee equal to 0.18% of the Fund’s average daily net assets invested in affiliated Underlying Funds, 0.40% of the Fund’s average daily net assets invested in unaffiliated investment companies or derivatives; and 0.900% on the first $500 million; 0.875% on the next $500 million; 0.850% on the next $500 million;
0.825% on the next $500 million; and 0.800% thereafter of the Fund’s average daily net assets invested in direct investments. The Investment Adviser is contractually obligated to waive 0.02% of the management fee through January 1, 2017. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
Prior to November 30, 2015, this Management Agreement compensated the Investment Adviser with a management fee equal to 0.18% of the Fund’s average daily net assets invested in affiliated Underlying Funds and 0.900% on the first $500 million; 0.875% on the next $500 million; 0.850% on the next $500 million; 0.825% on the next $500 million; and 0.800% thereafter of the Fund’s average daily net assets invested in direct investments.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Each share class of the Fund (except as noted below) has a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund, except Class I and Class W, pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the following rates:
Class A	Class B	Class C	Class O
0.25%	1.00%	1.00%	0.25%
The Distributor may also retain the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class C shares. For the period ended November 30, 2015, the Distributor retained the following amounts in sales charges:

16

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

	Class A	Class C
Initial Sales Charges:
Capital Allocation	$3,145	$—
Contingent Deferred Sales Charges:
Capital Allocation	$19	$61

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At November 30, 2015, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund.
Subsidiary	Percentage
Voya Institutional Trust Company	5.10%
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Fund has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors, as described in the Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the director under the Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of directors’ fees under the Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.
NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At November 30, 2015, the Fund had the following payable included in Other Accrued Expenses and Liabilities on the Statement of Assets and Liabilities that exceeded 5% of total liabilities:
Accrued Expenses	Amount
Shareholder Reporting	$21,112
NOTE 8 — EXPENSE LIMITATION AGREEMENT
Voya Investments has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:
Maximum Operate Expense Limit (as a percentage of average net assets)(1)
Class A	Class B	Class C	Class I	Class O	Class W
1.15%	1.90%	1.90%	0.90%	1.15%	0.90%

(1)
These operating expense limits take into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Fund will vary based on the Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of November 30, 2015, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
November 30,
2016	2017	2018	Total
$ 430,138	$ 551,708	$529,769	$1,511,615
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of November 30, 2015, are as follows:
	November 30,
	2016	2017	2018	Total
Class A	$127,645	$23,311	$53,590	$204,546
Class B	5,034	764	1,120	6,918
Class C	35,084	7,134	14,631	59.849
Class O	90,212	17,142	41,936	149,290
Class W	4	1	78	83

17

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENT (continued)

The Expense Limitation Agreement is contractual through October 1, 2016 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
The Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
During the period ended November 30, 2015 the Fund did not have any loans outstanding under the Credit Agreement.

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
11/30/2015	212,656	—	—	(1,336,208)	(1,123,552)	2,248,492	—	—	(14,136,141)	(11,887,649)
5/31/2015	1,156,135	—	181,084	(1,344,494)	(7,275)	12,554,560	—	1,886,889	(14,471,599)	(30,150)
Class B
11/30/2015	—	—	—	(48,904)	(48,904)	—	—	—	(522,878)	(522,878)
5/31/2015	875	—	3,127	(80,997)	(76,995)	9,485	—	33,024	(875,061)	(832,552)
Class C
11/30/2015	62,386	—	—	(185,024)	(122,638)	651,513	—	—	(1,926,379)	(1,274,866)
5/31/2015	200,092	—	35,981	(336,083)	(100,010)	2,155,440	—	377,080	(3,618,750)	(1,086,230)
Class I
11/30/2015	8,470	—	—	(122,449)	(113,979)	89,820	—	—	(1,272,378)	(1,182,558)
5/31/2015	84,732	—	37,345	(158,953)	(36,876)	925,950	—	394,366	(1,724,629)	(404,313)
Class O
11/30/2015	113,555	—	—	(295,527)	(181,972)	1,176,950	—	—	(3,056,370)	(1,879,420)
5/31/2015	441,983	—	5,326	(739,634)	(292,325)	4,656,428	—	55,183	(7,932,013)	(3,220,402)
Class W
11/30/2015	19	—	—	(335)	(316)	200	—	—	(3,502)	(3,302)
5/31/2015	7,891	—	134	(467)	7,558	84,994	—	1,412	(5,168)	81,238
NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
The Fund paid no dividends or distributions during the six months ended November 30, 2015. Dividends to shareholders from ordinary income were $4,761,235 for the year ended May 31, 2015.
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax

18

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

purposes as of May 31, 2015 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
$ 409,373	$19,296,070	$(32,969,504)	2017
		(6,390,066)	2018
		(1,232,969)	2019
		(40,592,539)*

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of November 30, 2015, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2010.
NOTE 12 — SUBSEQUENT EVENTS
Dividends: Subsequent to November 30, 2015, the Fund declared and paid net investment income dividends of:
	Per Share Amount	Payable Date	Record Date
Class A	$0.1597	January 4, 2016	December 30, 2015
Class B	$0.0400	January 4, 2016	December 30, 2015
Class C	$0.0783	January 4, 2016	December 30, 2015
Class I	$0.1878	January 4, 2016	December 30, 2015
Class O	$0.1615	January 4, 2016	December 30, 2015
Class W	$0.1910	January 4, 2016	December 30, 2015
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

19

PORTFOLIO OF INVESTMENTS
Voya Capital Allocation Fund	as of November 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.1%
13,840	iShares Barclays 20+ Year Treasury Bond Fund	$1,680,868	1.0
61,500	iShares Barclays Aggregate Bond Fund	6,691,815	4.0
137,729	iShares MSCI EAFE Index Fund	8,353,264	5.0
32,800	iShares Russell 1000 Growth Index Fund	3,325,920	2.0
33,200	iShares Russell 1000 Value Index Fund	3,342,908	2.0
32,481	SPDR Trust Series 1	6,778,460	4.1
	Total Exchange-Traded Funds (Cost $30,346,470)	30,173,235	18.1
MUTUAL FUNDS: 80.9%
	Affiliated Investment Companies: 79.9%
689,623	Voya Floating Rate Fund - Class I	6,716,923	4.0
3,108,427	Voya Global Bond Fund - Class R6	29,809,820	17.9
166,370	Voya Global Real Estate Fund - Class R6	3,249,215	1.9
1,490,972	Voya High Yield Bond Fund - Class I	11,450,669	6.9
1,566,123	Voya International Core Fund - Class I	14,925,156	9.0
416,037	Voya Large Cap Growth Fund - Class R6	14,270,062	8.6
1,151,690	Voya Large Cap Value Fund - Class R6	14,142,752	8.5
196,613	Voya MidCap Opportunities Fund - Class R6	5,049,019	3.0
899,341	Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,318,903	5.0
1,388,688	Voya Multi-Manager International Equity Fund - Class I	15,025,606	9.0
404,497	Voya Multi-Manager Mid Cap Value Fund - Class I	5,072,387	3.0
285,213	Voya Small Company Fund - Class R6	5,173,765	3.1
		133,204,277	79.9
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Unaffiliated Investment Companies: 1.0%
338,537	@	Credit Suisse Commodity Return Strategy Fund - Class I	$1,577,583	1.0
		Total Mutual Funds (Cost $122,550,987)	134,781,860	80.9

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.0%
		Other Asset-Backed Securities: 0.0%
2,802		Chase Funding Trust Series 2003-5 2A2, 0.821%, 07/25/33	2,574	0.0
78,570	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	82,556	0.0
1,420		RAMP Series 2003 - RS5 Trust, 0.841%, 06/25/33	1,324	0.0
		Total Asset-Backed Securities (Cost $82,789)	86,454	0.0
		Total Investments in Securities (Cost $152,980,246)	$165,041,549	99.0
		Assets in Excess of Other Liabilities	1,616,695	1.0
		Net Assets	$166,658,244	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@
Non-income producing security.

Cost for federal income tax purposes is $155,121,676.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$16,028,982
Gross Unrealized Depreciation	(6,109,109)
Net Unrealized Appreciation	$9,919,873

See Accompanying Notes to Financial Statements
20

PORTFOLIO OF INVESTMENTS
Voya Capital Allocation Fund	as of November 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$30,173,235	$—	$—	$30,173,235
Mutual Funds	134,781,860	—	—	134,781,860
Asset-Backed Securities	—	86,454	—	86,454
Total Investments, at fair value	$164,955,095	$86,454	$—	$165,041,549

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transaction during the period ended November 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$7,732,729	$504,009	$(1,279,234)	$(240,581)	$6,716,923	$149,088	$(24,561)	$—
Voya Global Bond Fund - Class R6	34,680,517	2,072,584	(6,442,150)	(501,131)	29,809,820	—	(428,059)	—
Voya Global Real Estate Fund - Class R6	3,812,237	77,473	(469,133)	(171,362)	3,249,215	39,332	19,984	—
Voya High Yield Bond Fund - Class I	15,485,599	1,107,758	(4,373,707)	(768,981)	11,450,669	383,382	(173,905)	—
Voya Intermediate Bond Fund - Class R6	1,932,974	296,640	(2,059,489)	(170,125)	—	21,995	136,399	—
Voya International Core Fund - Class I	17,161,736	1,299,672	(3,081,267)	(454,985)	14,925,156	—	(361,004)	—
Voya Large Cap Growth Fund - Class R6	20,075,454	1,154,499	(14,887,172)	(6,342,781)	—	55,606	221,338	438,132
Voya Large-Cap Growth Fund - Class R6	—	12,696,203	(3,464,823)	5,038,682	14,270,062	—	946,279	—
Voya Large Cap Value Fund - Class R6	20,136,621	1,185,259	(6,362,534)	(816,594)	14,142,752	169,305	(242,402)	—
Voya MidCap Opportunities Fund - Class R6	5,747,312	236,608	(660,627)	(274,274)	5,049,019	—	116,378	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,372,373	249,103	(3,776,653)	(1,525,920)	8,318,903	—	(485,364)	—
Voya Multi-Manager International Equity Fund - Class I	17,173,918	950,257	(1,937,983)	(1,160,586)	15,025,606	—	80,500	—
Voya Multi-Manager Mid Cap Value Fund - Class I	5,744,516	303,482	(766,225)	(209,386)	5,072,387	—	(1,188)	—
Voya Small Company Fund - Class R6	5,742,771	165,827	(602,039)	(132,794)	5,173,765	—	106,023	—
	$168,798,757	$22,299,374	$(50,163,036)	$(7,730,818)	$133,204,277	$818,708	$(89,582)	$438,132

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
21

PORTFOLIO OF INVESTMENTS
Voya Capital Allocation Fund	as of November 30, 2015 (Unaudited) (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended November 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(178,894)
Interest rate contracts	(51,771)
Total	$(230,665)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(87,980)
Interest rate contracts	11,059
Total	$(76,921)

See Accompanying Notes to Financial Statements
22

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Voya Investments, LLC
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Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
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Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing

Item 6. Schedule of Investments.

Complete schedule of investments, as applicable, is included as part of the report to shareholders filed under Item 1 of this Form and filed herein, as applicable.

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Consumer Discretionary: 14.0%
16,262	Amazon.com, Inc.	10,810,978	1.2
146,282	Comcast Corp. – Class A	8,902,722	1.0
613,379	Ford Motor Co.	8,789,721	1.0
276,705	General Motors Co.	10,016,721	1.1
71,437	Home Depot, Inc.	9,563,986	1.1
120,804	Lowe's Cos, Inc.	9,253,586	1.0
82,748	McDonald's Corp.	9,446,512	1.0
67,404	Nike, Inc.	8,916,201	1.0
6,723	Priceline.com, Inc.	8,396,018	0.9
144,761	Starbucks Corp.	8,886,878	1.0
103,438	Target Corp.	7,499,255	0.8
121,111	Time Warner, Inc.	8,475,348	0.9
312,634	Twenty-First Century Fox, Inc. - Class A	9,225,829	1.0
81,131	Walt Disney Co.	9,205,935	1.0
		127,389,690	14.0

	Consumer Staples: 10.3%
148,737	Altria Group, Inc.	8,567,251	0.9
203,379	Coca-Cola Co.	8,668,013	1.0
127,889	Colgate-Palmolive Co.	8,399,750	0.9
56,124	Costco Wholesale Corp.	9,059,536	1.0
84,799	CVS Health Corp.	7,978,738	0.9
197,647	Mondelez International, Inc.	8,629,268	1.0
86,695	PepsiCo, Inc.	8,683,371	1.0
102,570	Philip Morris International, Inc.	8,963,592	1.0
111,594	Procter & Gamble Co.	8,351,695	0.9
98,294	Walgreens Boots Alliance, Inc.	8,259,645	0.9
126,466	Wal-Mart Stores, Inc.	7,441,260	0.8
		93,002,119	10.3

	Energy: 9.0%
136,620	Anadarko Petroleum Corp.	8,183,538	0.9
105,785	Chevron Corp.	9,660,286	1.1
173,201	ConocoPhillips	9,361,514	1.0
221,412	Devon Energy Corp.	10,187,166	1.1
110,540	Exxon Mobil Corp.	9,026,696	1.0
232,582	Halliburton Co.	9,268,393	1.0
308,331	Kinder Morgan, Inc.	7,267,362	0.8
125,113	Occidental Petroleum Corp.	9,457,292	1.1
116,729	Schlumberger Ltd.	9,005,642	1.0
		81,417,889	9.0

	Financials: 15.6%
144,761	American International Group, Inc.	9,203,904	1.0
138,212	Allstate Corp.	8,674,185	0.9
110,344	American Express Co.	7,905,044	0.9
525,469	Bank of America Corp.	9,158,925	1.0
209,834	Bank of New York Mellon Corp.	9,199,122	1.0
62,621	Berkshire Hathaway, Inc. – Class B	8,396,850	0.9

25,712		Blackrock, Inc.	9,351,969	1.0
112,733		Capital One Financial Corp.	8,850,668	1.0
164,613		Citigroup, Inc.	8,903,917	1.0
46,934		Goldman Sachs Group, Inc.	8,918,399	1.0
134,794		JPMorgan Chase & Co.	8,988,064	1.0
174,062		Metlife, Inc.	8,892,827	1.0
260,109		Morgan Stanley	8,921,739	1.0
44,216		Simon Property Group, Inc.	8,234,788	0.9
198,426		US Bancorp	8,708,917	1.0
158,500		Wells Fargo & Co.	8,733,350	1.0
			141,042,668	15.6

		Health Care: 13.7%
204,203		Abbott Laboratories	9,172,799	1.0
152,793		AbbVie, Inc.	8,884,913	1.0
31,998		Allergan plc	10,043,852	1.1
60,276		Amgen, Inc.	9,710,464	1.1
28,992		Biogen, Inc.	8,316,645	0.9
136,828		Bristol-Myers Squibb Co.	9,168,844	1.0
76,573		Celgene Corp.	8,380,915	0.9
100,474		Eli Lilly & Co.	8,242,887	0.9
84,023		Gilead Sciences, Inc.	8,903,077	1.0
86,695		Johnson & Johnson	8,777,002	1.0
121,531	@	Medtronic PLC	9,156,146	1.0
165,797		Merck & Co., Inc.	8,788,899	1.0
260,025		Pfizer, Inc.	8,521,019	0.9
70,620		UnitedHealth Group, Inc.	7,959,580	0.9
			124,027,042	13.7

		Industrials: 13.9%
56,985		3M Co.	8,922,711	1.0
62,650		Boeing Co.	9,112,443	1.0
125,424		Caterpillar, Inc.	9,112,054	1.0
185,596		Emerson Electric Co.	9,279,800	1.0
56,832		FedEx Corp.	9,010,145	1.0
59,489		General Dynamics Corp.	8,712,759	0.9
328,285		General Electric Co.	9,828,853	1.1
87,182		Honeywell International, Inc.	9,062,569	1.0
39,840		Lockheed Martin Corp.	8,731,334	1.0
107,676		Norfolk Southern Corp.	10,235,681	1.1
75,611		Raytheon Co.	9,378,032	1.0
93,195		Union Pacific Corp.	7,823,720	0.9
82,192		United Parcel Service, Inc. - Class B	8,466,598	0.9
91,682		United Technologies Corp.	8,806,056	1.0
			126,482,755	13.9

		Information Technology: 15.0%
83,501		Accenture PLC	8,952,977	1.0
13,558		Alphabet, Inc.	10,068,171	1.1
73,960		Apple, Inc.	8,749,468	1.0
314,584		Cisco Systems, Inc.	8,572,414	0.9
348,724		EMC Corp.	8,836,666	1.0
93,068	@	Facebook, Inc.	9,701,408	1.1
56,617		International Business Machines Corp.	7,893,542	0.9
275,854		Intel Corp.	9,591,443	1.0
90,876		Mastercard, Inc.	8,898,578	1.0

See Accompanying Notes to Financial Statements

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (continued)

185,682	Microsoft Corp.	10,091,817	1.1
227,146	Oracle Corp.	8,851,880	1.0
263,337	@ PayPal Holdings, Inc.	9,285,263	1.0
153,843	Qualcomm, Inc.	7,506,000	0.8
169,703	Texas Instruments, Inc.	9,863,138	1.1
117,700	Visa, Inc.	9,299,477	1.0
		136,162,242	15.0

	Materials: 3.4%
198,866	Dow Chemical Co.	10,366,885	1.1
169,810	Du Pont E I de Nemours & Co.	11,435,005	1.3
96,484	Monsanto Co.	9,181,417	1.0
		30,983,307	3.4

		Telecommunication Services: 1.9%
251,511	AT&T, Inc.	8,468,375	1.0
185,297	Verizon Communications, Inc.	8,421,749	0.9
		16,890,124	1.9

	Utilities: 1.7%
276,705	Exelon Corp.	7,556,814	0.8
182,117	Southern Co.	8,111,491	0.9
		15,668,305	1.7

	Total Common Stock
	(Cost $674,717,532)	893,066,141	98.5

SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
11,057,068	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.130%††
	(Cost $11,057,068)	11,057,068	1.2

	Total Short-Term Investments (Cost $11,057,068)	11,057,068	1.2

	Total Investments in Securities (Cost $685,774,600)	$904,123,209	99.7
	Assets in Excess of Other Liabilities	2,616,738	0.3
	Net Assets	$906,739,947	100.0

††	Rate shown is the 7-day yield as of November 30, 2015.
@	Non-income producing security.

Cost for federal income tax purposes is $695,063,142.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$232,819,366
Gross Unrealized Depreciation	(23,759,299)

Net Unrealized Appreciation	$209,060,067

See Accompanying Notes to Financial Statements

2

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		Consumer Discretionary: 12.5%
151,128		AMC Entertainment Holdings, Inc.	3,840,162	0.8
334,125	@	Belmond Ltd	3,374,662	0.7
46,205	@	Burlington Stores, Inc.	2,222,923	0.4
72,075		Cheesecake Factory	3,396,895	0.7
50,103		Childrens Place Retail Stores, Inc.	2,420,977	0.5
49,480	@	Dave & Buster's Entertainment, Inc.	1,897,063	0.4
98,117		Express, Inc.	1,642,479	0.3
43,775		Helen of Troy Ltd.	4,526,773	0.9
65,248		Imax Corp.	2,471,594	0.5
53,550		Jack in the Box, Inc.	3,970,197	0.8
117,675	@	La Quinta Holdings, Inc.	1,763,948	0.3
106,485		La-Z-Boy, Inc.	2,854,863	0.6
53,725		Marriott Vacations Worldwide Corp.	3,268,092	0.7
55,194		Monro Muffler Brake, Inc.	4,086,564	0.8
57,535		Papa John's International, Inc.	3,307,112	0.7
133,257	L	Pier 1 Imports, Inc.	900,817	0.2
45,015		Pool Corp.	3,693,031	0.7
48,125		Rent-A-Center, Inc.	825,825	0.2
123,250	@	Sally Beauty Holdings, Inc.	3,187,245	0.6
39,695		Sturm Ruger & Co., Inc.	2,068,109	0.4
39,050		Vail Resorts, Inc.	4,709,430	0.9
101,520		Wendy's Company	1,066,975	0.2
49,775		Wolverine World Wide, Inc.	905,407	0.2
			62,401,143	12.5

		Consumer Staples: 2.5%
31,305		Casey's General Stores, Inc.	3,639,832	0.7
136,875		Flowers Foods, Inc.	3,219,300	0.7
95,500		Pinnacle Foods, Inc.	4,158,070	0.8
60,950		Vector Group Ltd.	1,542,645	0.3
			12,559,847	2.5

		Energy: 2.6%
196,875	@	Bill Barrett Corp.	1,236,375	0.3
164,400	@,L	C&J Energy Services Ltd.	979,824	0.2
96,450	@	Carrizo Oil & Gas, Inc.	3,894,651	0.8
272,900	@,L	Cloud Peak Energy, Inc.	712,269	0.1
35,000		Dril-Quip, Inc.	2,208,850	0.4
514,600	@	Petroquest Energy, Inc.	379,569	0.1
188,180		Unit Corp.	3,400,413	0.7
			12,811,951	2.6

		Financials: 25.3%
199,225		Colony Capital, Inc.	4,076,143	0.8
107,209		CubeSmart	3,121,926	0.6
93,662		CyrusOne, Inc.	3,386,818	0.7
108,941		DCT Industrial Trust, Inc.	4,158,278	0.8
82,140		Easterly Government Properties, Inc.	1,467,020	0.3

33,879	@	Encore Capital Group, Inc.	1,116,991	0.2
68,371		Evercore Partners, Inc.	3,796,642	0.8
111,763		First American Financial Corp.	4,407,933	0.9
144,625		Great Western Bancorp, Inc.	4,370,567	0.9
97,300		Highwoods Properties, Inc.	4,238,388	0.9
74,710		Horace Mann Educators Corp.	2,609,620	0.5
18,473		Infinity Property & Casualty Corp.	1,579,441	0.3
316,950		Investors Bancorp, Inc.	4,063,299	0.8
154,425		Kennedy-Wilson Holdings, Inc.	4,030,492	0.8
94,260		LaSalle Hotel Properties	2,659,075	0.5
35,146		MarketAxess Holdings, Inc.	3,752,890	0.8
138,825		MB Financial, Inc.	4,961,605	1.0
160,060	@	OM Asset Management Plc	2,594,573	0.5
55,255	@	OneMain Holdings, Inc.	2,677,657	0.6
97,850		PacWest Bancorp	4,600,907	0.9
68,029		Primerica, Inc.	3,485,806	0.7
96,275		PrivateBancorp, Inc.	4,246,690	0.9
73,308		QTS Realty Trust, Inc.	3,095,064	0.6
272,975		Radian Group, Inc.	3,889,894	0.8
213,041		Redwood Trust, Inc.	2,935,705	0.6
89,947		Selective Insurance Group	3,104,071	0.6
19,107	@	Signature Bank	3,021,772	0.6
32,975		Simmons First National Corp.	1,901,339	0.4
45,927		South State Corp.	3,610,321	0.7
130,660		STAG Industrial, Inc.	2,665,464	0.5
180,575		Starwood Property Trust, Inc.	3,671,090	0.7
238,025		Sterling Bancorp/DE	4,174,959	0.9
80,485		Stifel Financial Corp.	3,650,800	0.7
23,057		SVB Financial Group	3,054,591	0.6
187,540		Talmer Bancorp, Inc.	3,426,356	0.7
140,725		Urban Edge Properties	3,375,993	0.7
116,675		Webster Financial Corp.	4,691,502	1.0
			125,671,682	25.3

		Health Care: 12.3%
66,625	@,L	Acadia Pharmaceuticals, Inc.	2,528,419	0.5
43,375	@	Aerie Pharmaceuticals, Inc.	1,190,210	0.2
101,298	@	AMN Healthcare Services, Inc.	2,988,291	0.6
9,475	@	Anacor Pharmaceuticals, Inc.	1,106,017	0.2
26,525	@,L	Cempra, Inc.	846,413	0.2
48,150	@	Charles River Laboratories International, Inc.	3,686,845	0.7
67,450	@,L	Depomed, Inc.	1,311,228	0.3
91,890	@	Envision Healthcare Holdings, Inc.	2,526,975	0.5
26,225	@,L	Esperion Therapeutics, Inc.	745,052	0.2
83,275	@	Greatbatch, Inc.	4,833,281	1.0
32,525	L	Halozyme Therapeutics, Inc.	578,945	0.1

See Accompanying Notes to Financial Statements

3

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (continued)

140,150		Healthsouth Corp.	4,931,878	1.0
80,200		Hill-Rom Holdings, Inc.	4,082,982	0.8
79,750	L	Lexicon Pharmaceuticals, Inc.	1,097,360	0.2
27,850	@	MacroGenics, Inc.	963,053	0.2
73,750		Masimo Corp.	3,059,150	0.6
26,544		Mednax, Inc.	1,894,445	0.4
30,675	@,L	Merrimack Pharmaceuticals, Inc.	288,652	0.1
29,675		Neurocrine Biosciences, Inc.	1,613,430	0.3
69,434		Owens & Minor, Inc.	2,673,903	0.5
24,875	@,L	Pacira Pharmaceuticals, Inc./DE	1,610,656	0.3
29,125	@	Relypsa, Inc.	655,604	0.1
68,209	@	STERIS PLC	5,209,803	1.0
152,650	@	Surgery Partners, Inc.	2,917,142	0.6
41,175	@	Team Health Holdings, Inc.	2,270,390	0.5
13,075	@	Ultragenyx Pharmaceutical, Inc.	1,285,534	0.3
53,950	@	WellCare Health Plans, Inc.	4,449,796	0.9
			61,345,454	12.3

		Industrials: 16.1%
146,525		ABM Industries, Inc.	4,347,397	0.9
171,600		Actuant Corp.	4,248,816	0.9
84,186	@	Atlas Air Worldwide Holdings, Inc.	3,478,566	0.7
111,579		Barnes Group, Inc.	4,298,023	0.9
89,250		Beacon Roofing Supply, Inc.	3,817,222	0.8
363,400	@	Blount International, Inc.	2,107,720	0.4
101,750		Clarcor, Inc.	5,375,452	1.1
51,700		Curtiss-Wright Corp.	3,640,197	0.7
68,044		Healthcare Services Group, Inc.	2,513,545	0.5
160,950		Heartland Express, Inc.	3,083,802	0.6
73,650		HUB Group, Inc.	2,837,734	0.6
97,275		KAR Auction Services, Inc.	3,689,641	0.7
86,500		On Assignment, Inc.	4,037,820	0.8
58,000		Orbital ATK, Inc.	4,982,780	1.0
51,900		Regal-Beloit Corp.	3,345,474	0.7
33,400	@	Teledyne Technologies, Inc.	3,089,834	0.6
126,820		Tetra Tech, Inc.	3,524,328	0.7
58,246		Toro Co.	4,489,019	0.9
45,100		Universal Forest Products, Inc.	3,484,426	0.7
26,101		Waste Connections, Inc.	1,422,505	0.3
82,600		Watts Water Technologies, Inc.	4,585,126	0.9
71,600		Woodward, Inc.	3,610,788	0.7
			80,010,215	16.1

		Information Technology: 17.5%
130,860	@	Advanced Energy Industries, Inc.	3,817,186	0.8
107,254	@	Blackhawk Network Holdings, Inc.	5,078,477	1.0
92,150	@	Bottomline Technologies de, Inc.	2,848,357	0.6
38,370		CACI International, Inc.	3,846,976	0.8
117,032	@	Cardtronics, Inc.	4,401,574	0.9
111,075	@	Commvault Systems, Inc.	4,551,854	0.9

117,735	@	Cornerstone OnDemand, Inc.	4,227,864	0.8
216,500		Cypress Semiconductor Corp.	2,342,530	0.5
181,786		EVERTEC, Inc.	3,123,083	0.6
110,100		Flir Systems, Inc.	3,364,656	0.7
59,725		j2 Global, Inc.	4,806,071	1.0
47,600		Littelfuse, Inc.	5,167,456	1.0
58,600	@	Match Group, Inc.	848,528	0.2
107,025		Microsemi Corp.	3,853,970	0.8
73,800		MKS Instruments, Inc.	2,721,006	0.5
44,560	@	Netscout Systems, Inc.	1,474,936	0.3
63,375		Plantronics, Inc.	3,353,171	0.7
93,017		Plexus Corp.	3,460,232	0.7
188,225		Polycom, Inc.	2,565,507	0.5
154,875	@	Q2 Holdings, Inc.	4,255,965	0.9
129,775	@	QLIK Technologies, Inc.	4,128,143	0.8
89,900		Rofin-Sinar Technologies, Inc.	2,583,726	0.5
19,200	@	Ultimate Software Group, Inc.	3,792,000	0.8
100,100	@	Veeco Instruments, Inc.	2,047,045	0.4
44,875	@	WEX, Inc.	4,230,366	0.8
			86,890,679	17.5

		Materials: 4.8%
105,900		Carpenter Technology Corp.	3,806,046	0.8
259,600		Commercial Metals Co.	3,839,484	0.8
118,300		HB Fuller Co.	4,709,523	0.9
71,800		Minerals Technologies, Inc.	4,418,572	0.9
168,100		Olin Corp.	3,659,537	0.7
109,200		Worthington Industries, Inc.	3,360,084	0.7
			23,793,246	4.8

		Utilities: 2.3%
88,400		El Paso Electric Co.	3,416,660	0.7
26,600		Idacorp, Inc.	1,809,864	0.4
53,600		ONE Gas, Inc.	2,613,000	0.5
93,800		Portland General Electric Co.	3,463,096	0.7
			11,302,620	2.3

	Total Common Stock
	(Cost $427,138,760)		476,786,837	95.9

EXCHANGE-TRADED FUNDS: 1.8%
75,500		iShares Russell 2000 Index Fund	8,991,295	1.8

	Total Exchange-Traded Funds
	(Cost $8,778,546)		8,991,295	1.8

	Total Long-Term Investments
	(Cost $435,917,306)		485,778,132	97.7

See Accompanying Notes to Financial Statements

4

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
	Securities Lending Collateralcc: 1.7%
1,988,140	Citigroup, Inc., Repurchase Agreement dated 11/30/15, 0.13%, due 12/01/15 (Repurchase Amount $1,988,147, collateralized by various U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $2,027,903, due 12/15/15-04/01/51)	1,988,140	0.4
1,988,140	HSBC Securities USA, Repurchase Agreement dated 11/30/15, 0.10%, due 12/01/15 (Repurchase Amount $1,988,145, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $2,027,910, due 01/15/16-07/15/37)	1,988,140	0.4
1,988,140	Millenium Fixed Income Ltd., Repurchase Agreement dated 11/30/15, 0.16%, due 12/01/15 (Repurchase Amount $1,988,149, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $2,027,903, due 03/31/21-02/15/44)	1,988,140	0.4
1,988,140	Nomura Securities, Repurchase Agreement dated 11/30/15, 0.12%, due 12/01/15 (Repurchase Amount $1,988,147, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,027,903, due 12/17/15-09/20/65)	1,988,140	0.4

418,480	Royal Bank of Canada, Repurchase Agreement dated 11/30/15, 0.09%, due 12/01/15 (Repurchase Amount $418,481, collateralized by various U.S. Government Agency Obligations, 1.750%-7.000%, Market Value plus accrued interest $426,850, due 04/20/25-05/20/65)	418,480	0.1
		8,371,040	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.3%
11,764,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.130%††
	(Cost $11,764,000)	11,764,000	2.3

	Total Short-Term Investments
	(Cost $20,135,040)	20,135,040	4.0

	Total Investments in Securities (Cost $456,052,346)	$505,913,172	101.7
	Liabilities in Excess of Other Assets	(8,509,635)	(1.7)
	Net Assets	$497,403,537	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of November 30, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at November 30, 2015.

Cost for federal income tax purposes is $456,566,216.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$84,279,367
Gross Unrealized Depreciation	(34,932,411)

Net Unrealized Appreciation	$49,346,956

See Accompanying Notes to Financial Statements

5

Voya Mid Cap Value Advantage Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.1%
		Consumer Discretionary: 5.6%
81,502		Coach, Inc.	2,589,318	1.6
28,528	@	Delphi Automotive PLC	2,507,041	1.5
27,699		Hasbro, Inc.	2,024,520	1.3
83,427		Hilton Worldwide Holdings, Inc.	1,937,175	1.2
			9,058,054	5.6

		Consumer Staples: 2.5%
24,702		Dr Pepper Snapple Group, Inc.	2,217,005	1.4
39,563		Pinnacle Foods, Inc.	1,722,573	1.1
			3,939,578	2.5

		Energy: 7.7%
16,225	L	Core Laboratories NV	1,916,984	1.2
37,807		Devon Energy Corp.	1,739,500	1.1
40,662		Hess Corp.	2,399,058	1.5
126,771	@	MEG Energy Corp.	1,062,239	0.6
95,956		Patterson-UTI Energy, Inc.	1,556,406	1.0
41,384	L	Range Resources Corp.	1,182,755	0.7
36,489		Valero Energy Corp.	2,622,100	1.6
			12,479,042	7.7

		Financials: 31.7%
14,663		Ameriprise Financial, Inc.	1,656,186	1.0
41,946		Arthur J. Gallagher & Co.	1,835,138	1.1
67,459		BankUnited, Inc.	2,549,950	1.6
36,523		Blackstone Group LP	1,140,613	0.7
104,449		Brixmor Property Group, Inc.	2,622,714	1.6
84,875		Corporate Office Properties Trust SBI MD	1,891,864	1.2
146,882		DDR Corp.	2,504,338	1.5
33,646		Discover Financial Services	1,909,747	1.2
63,122		FNF Group	2,262,924	1.4
39,741		Gaming and Leisure Properties, Inc.	1,080,558	0.7
82,245		Hartford Financial Services Group, Inc.	3,753,662	2.3
161,511		Huntington Bancshares, Inc.	1,888,064	1.2
234,070		Keycorp	3,068,658	1.9
33,301		Lazard Ltd.	1,547,497	1.0
77,303		Liberty Property Trust	2,620,572	1.6
33,203		Lincoln National Corp.	1,825,833	1.1
32,213		Mid-America Apartment Communities, Inc.	2,852,783	1.8
30,283		Nasdaq Stock Market, Inc.	1,775,189	1.1
48,962		PacWest Bancorp	2,302,193	1.4
79,632		ProLogis, Inc.	3,404,268	2.1
75,134		Unum Group	2,755,915	1.7
49,751		Validus Holdings Ltd.	2,347,252	1.5
145,537		WP GLIMCHER, Inc.	1,535,415	1.0
			51,131,333	31.7
		Health Care: 5.4%
20,969		Cardinal Health, Inc.	1,821,158	1.1
13,367		Cigna Corp.	1,804,278	1.1
37,978		Community Health Systems, Inc.	1,099,083	0.7
43,612		Healthsouth Corp.	1,534,706	1.0
24,756		Zimmer Biomet Holdings, Inc.	2,500,603	1.5
			8,759,828	5.4

		Industrials: 10.9%
45,167		Fortune Brands Home & Security, Inc.	2,482,830	1.5
26,092		Hubbell, Inc.	2,590,675	1.6
17,372		Kansas City Southern	1,579,462	1.0
33,482		Lincoln Electric Holdings, Inc.	1,890,059	1.2
257,589		Mueller Water Products, Inc.	2,400,729	1.5
16,895		Roper Technologies, Inc.	3,269,014	2.0
7,721		Snap-On, Inc.	1,329,247	0.8
8,809		TransDigm Group, Inc.	2,066,856	1.3
			17,608,872	10.9

		Information Technology: 10.3%
62,270		Activision Blizzard, Inc.	2,345,088	1.5
218,226		Brocade Communications Systems, Inc.	2,048,051	1.3
45,029		CDW Corp./DE	1,943,902	1.2
36,192		Fidelity National Information Services, Inc.	2,304,345	1.4
56,498		Microchip Technology, Inc.	2,727,723	1.7
33,790		TE Connectivity Ltd.	2,266,971	1.4
25,687	@	Vantiv, Inc.	1,353,962	0.8
26,626		Western Digital Corp.	1,661,729	1.0
			16,651,771	10.3

		Materials: 5.0%
38,002		Albemarle Corp.	2,035,387	1.3
49,403		International Paper Co.	2,066,528	1.3
31,273		Packaging Corp. of America	2,126,251	1.3
106,452		Steel Dynamics, Inc.	1,851,200	1.1
			8,079,366	5.0

		Telecommunication Services: 2.0%
40,423		CenturyLink, Inc.	1,088,592	0.7
431,664		Frontier Communications Corp.	2,154,003	1.3
			3,242,595	2.0

		Utilities: 12.0%
55,747		American Electric Power Co., Inc.	3,122,389	1.9
51,829		DTE Energy Co.	4,171,716	2.6
31,000		Pinnacle West Capital Corp.	1,964,160	1.2
127,220		PPL Corp.	4,330,569	2.7
31,808		Sempra Energy	3,156,308	1.9

See Accompanying Notes to Financial Statements

6

Voya Mid Cap Value Advantage Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (continued)

75,400	Xcel Energy, Inc.	2,688,764	1.7
		19,433,906	12.0

	Total Common Stock
	(Cost $149,277,918)	150,384,345	93.1

EXCHANGE-TRADED FUNDS: 4.0%
91,210	iShares Russell Midcap Value Index Fund	6,514,218	4.0

	Total Exchange-Traded Funds
	(Cost $6,200,835)	6,514,218	4.0

	Total Long-Term Investments
	(Cost $155,478,753)	156,898,563	97.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
		Securities Lending Collateralcc: 1.9%
1,000,000	HSBC Securities USA, Repurchase Agreement dated 11/30/15, 0.11%, due 12/01/15 (Repurchase Amount $1,000,003, collateralized by various U.S. Government Agency Obligations, 0.500%-6.500%, Market Value plus accrued interest $1,020,002, due 09/28/16-12/01/45)	1,000,000	0.6
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 11/30/15, 0.16%, due 12/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $1,020,000, due 03/31/21-02/15/44)	1,000,000	0.6
1,000,000	Nomura Securities, Repurchase Agreement dated 11/30/15, 0.12%, due 12/01/15 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 12/17/15-09/20/65)	1,000,000	0.6
89,124	Royal Bank of Canada, Repurchase Agreement dated 11/30/15, 0.09%, due 12/01/15 (Repurchase Amount $89,124, collateralized by various U.S. Government Agency Obligations, 1.750%-7.000%, Market Value plus accrued interest $90,906, due 04/20/25-05/20/65)	89,124	0.1
		3,089,124	1.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.9%
4,696,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.150%††
	(Cost $4,696,000)	4,696,000	2.9

	Total Short-Term Investments
	(Cost $7,785,124)	7,785,124	4.8

	Total Investments in Securities (Cost $163,263,877)	$164,683,687	101.9
	Liabilities in Excess of Other Assets	(3,096,664)	(1.9)
	Net Assets	$161,587,023	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of November 30, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at November 30, 2015.

Cost for federal income tax purposes is $163,789,173.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$13,168,583
Gross Unrealized Depreciation	(12,274,069)

Net Unrealized Appreciation	$894,514

See Accompanying Notes to Financial Statements

7

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for Semi-annual filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

N/A.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: February 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: February 5, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: February 5, 2016